------------------------
                             OMB Approval
                             ------------------------
                             OMB Number: 3235-0570
                             Expires: Sep. 30, 2007
                             Estimated average burden
                             hours per response: 19.4
                             ------------------------


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-05127

Advance Capital I, Inc.
(Exact name of registrant as specified in charter)

One Towne Square, Suite 444
Southfield, Michigan                         48076
(Address of principal executive offices)    (Zip code)

Robert J. Cappelli, President
Advance Capital I, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076
(Name and Address of agent for service)

Registrant's telephone number, including area code:
(248) 350-8543

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.
A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary,Securities and Exchange Commission, 450 Fifth Street, NW, Washington,DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ITEM 1. SEMI-ANNUAL REPORT TO SHAREHOLDERS


ADVANCE CAPITAL I, INC.

SEMI-ANNUAL REPORT

AN INVESTMENT COMPANY WITH FOUR FUNDS

June 30, 2006

FUND REPORT

CONTENTS                                        Pages
---------------------                           ------

Letter to Our Shareholders . . . . . . . . . .     1

Financial Highlights . . . . . . . . . . . . .     3

Portfolio of Investments
   Equity Growth Fund  . . . . . . . . . . . .     7
   Balanced Fund   . . . . . . . . . . . . . .    12
   Retirement Income Fund  . . . . . . . . . .    23
   Cornerstone Stock Fund  . . . . . . . . . .    31

Statement of Assets and Liabilities  . . . . .    34

Statement of Operations  . . . . . . . . . . .    35

Statement of Changes in Net Assets . . . . . .    36

Notes to Financial Statements  . . . . . . . .    38

Additional Information . . . . . . . . . . . .    42


Advance Capital's Pledge:
---------------------------

     We understand that investing in any mutual fund is a leap of faith. We recognize that trust, integrity and honesty are just a few of the attributes you should expect from any financial organization. Our committment to you is to hold true to these standards by putting your interests first at all times. We will work each and every day to provide you with quality service as well as our best long-term investment advice. We pledge to maintain the highest standards of TRUST, INTEGRITY & HONESTY in all of our dealings with you.

Sincerely,
Advance Capital I, Inc. Board of Directors
Advance Capital I, Inc. Management and Staff

Dear Shareholders,

	For the first half of 2006, economic and market performance can be summed up by a line in a Charles Dickens classic, 'It was the best of times, it was the worst of times.' Through the first three months, the economy continued its strong growth of the prior three years with Gross Domestic Product (GDP) rising at a 5.6 percent annual clip. The housing market was robust, consumer spending remained high and inflation appeared in-check. By the second quarter, however, things had changed. The once hot housing market began to feel the impact of seventeen Federal Reserve interest rate hikes and rampant speculation in certain markets over the past few years. Inflation, as measured by the Consumer Price Index (CPI) headed higher, even as the Federal Reserve tried to control it by hiking short-term interest rates another four times since January. Stubbornly high commodity prices like oil, copper and aluminum remain the main culprits behind the rise in inflation over the past few years. While second quarter GDP growth was still positive at 2.5 percent, it was considerably lower than the previous few quarters. Not only did the decline signal a sharp economic slowdown, but raised questions about the growth prospects during the second half of the year.

       A similar pattern unfolded in the capital markets. The first quarter continued the themes of the prior few years with materials, energy and industrial stocks outperforming most other stocks.
Investors maintained a bias toward taking risk in an environment of high economic growth and historically modest interest rates.
Investors' appetite for risk quickly changed, however, as growth weakened and inflation edged higher in the second quarter. The shift in attitudes and expectations created tremendous volatility in the capital markets. For instance, stock returns were generally positive during the first quarter with small, mid and international growth sectors producing double-digit returns and larger stocks posting modest returns. By the end of the second quarter, small and mid stocks had lost most of their first quarter gains while large stocks did modestly better, although still negative. Fixed income investments also felt the impact of rising inflation and volatile economic growth during the first half of the year. Short maturing bond yields rose about 1.0 percent while 30-year bond yields climbed 0.5 percent. After accounting for coupon payments, fixed income returns were flat to slightly positive through June.

       In this uncertain and volatile environment, the returns of the Advance Capital I Funds struggled relative to their benchmarks as our diversified approach lagged the general market. Through the first six months, the Equity Growth Fund returned 1.77 percent, compared to the
4.40 percent return of the Lipper Mid Cap Growth Index. The Balanced Fund returned 1.43 percent, compared to the Lipper Balanced Index return of 2.25 percent. The Retirement Income Fund declined 0.91 percent, compared to the Lipper BBB Bond Index which declined 0.57 percent. Finally, the Cornerstone Stock Fund declined 4.33 percent, compared to the Lipper Large Cap Growth Index which declined 2.93 percent.

          Looking ahead to the remainder of 2006, the second quarter retrenchment in GDP likely indicates the economy is entering a period of transition. Above average economic growth with minimal inflation for the prior three years has been replaced with average growth and worrisome inflationary pressures. In the recent past, rising commodity prices and higher interest rates were simply annoyances, now they are credible threats to economic growth. The price of oil, for instance, has already doubled since 2003 and has continued to rise this year from $60 to $75 per barrel. As a result, retail gasoline prices have risen to over $3.00 per gallon and are likely headed higher. The combination of increased worldwide demand and restricted supplies will keep oil prices high for the foreseeable future. The dramatic rise in energy and other commodity prices have contributed to the Federal Reserve's decision to maintain a bias toward higher short-term interest rates. Any future interest rate hikes will be predicated on the strength of inflation and economic growth. While current stock valuations appear reasonable compared to historical averages, investors remain cautious. The combined uncertainty of inflation, economic growth, commodity prices and the Federal Reserve's monetary policy will likely keep pressure on stocks. Once the solutions to these issues becomes clearer, stock prices should move higher. On the other hand, fixed income securities have already weathered a lot of negative pressures over the past few years. If future economic growth moderates and inflationary pressures stabilize, bonds should begin to produce better returns in the near future.

       In this volatile and mostly unprofitable market period, we remind investors to stay disciplined and maintain a long term focus. Refrain from a dramatic portfolio shift; it will almost always lead to additional anxiety and investment losses. We thank you for your continued confidence in our firm and people. We look forward to continuing to provide you with high quality service and solid investment results over the long term. If you have any questions or if we may be of service, please call. Our toll-free number is (800) 345-4783.


Sincerely,



Robert J. Cappelli                  Christopher M. Kostiz
President                           President
Advance Capital I, Inc.             Advance Capital Management, Inc.

               ADVANCE CAPITAL I, INC.
                FINANCIAL HIGHLIGHTS
----------------------------------------------
For a Share Outstanding Throughout Each Period



                                                   EQUITY GROWTH FUND
                                                   --------------------------------------------------------
                                                   (Unaudited)
                                                   Six months
                                                   ended        Years ended December 31
                                                   June 30,     -------------------------------------------
                                                    2006         2005     2004      2003      2002       2001
                                                   ---------    --------  -------  --------  --------   --------
Selected Per-Share Data
  Net asset value, beginning of year                $25.42      $24.61   $24.41    $17.87    $22.95     $27.13
                                                   ---------   ---------  -------  --------  --------   --------
Loss from investment operations*
  Net investment loss                                 0.00^      (0.10)   (0.14)    (0.13)    (0.14)     (0.16)

  Net realized and unrealized gain (loss)
    on iNvestments                                    0.45        2.56     3.67      6.67     (4.94)     (4.02)
                                                   --------   ---------  -------  --------  --------   --------
  Total from investment operations                    0.45        2.46     3.53      6.54     (5.08)     (4.18)
                                                   --------   ---------  -------  --------  --------   --------
Less distributions
  Net realized gain on investments                    0.00       (1.65)   (3.33)     0.00      0.00       0.00
                                                   --------   ---------  -------  --------  --------   --------
  Total distributions                                 0.00       (1.65)   (3.33)     0.00      0.00       0.00
                                                   --------   ---------  -------  --------  --------   --------
Net asset value, end of period                      $25.87      $25.42   $24.61    $24.41    $17.87     $22.95
                                                   ========   =========  =======  ========  ========   ========


Total Return                                         1.77% ***   9.94%   14.45%    36.60%   (22.14%)    (15.41%)


Ratios and Supplemental Data
  Net assets, end of period (in thousands)        $203,045    $196,254  $174,704  $145,482   $99,120   $126,970
  Ratio of expenses to average net assets            1.00% **    1.00%    1.00%      1.01%     1.01%      1.00%
  Ratio of net investment loss to average
    net assets                                      (0.04%)**   (0.39%)  (0.54%)    (0.63%)   (0.68%)    (0.69%)
  Portfolio turnover rate                           20.28%***   29.60%   43.60%     11.35%    12.03%      9.43%



* Per share amounts presented are based on average shares outstanding
**Annualized
*** Not Annualized
^ Amount less than $0.005 per share


                                      See Notes To Financial Statements

ADVANCE CAPITAL I, INC.
FINANCIAL HIGHLIGHTS - Continued
----------------------------------------------

For a Share Outstanding Throughout Each Period


                                                  BALANCED FUND
                                                  -------------
                                                  (Unaudited)
                                                  Six months
                                                   ended          Years ended December 31
                                                  June 30,      -------------------------------------------------
                                                    2006           2005       2004      2003      2002      2001
                                                  -----------   --------- --------- --------- --------- ---------
Selected Per-Share Data
  Net asset value, beginning of year                $17.92       $17.96     $18.45    $15.77    $17.38    $18.19
                                                  -----------   --------- --------- --------- --------- ---------
Income from investment operations*
  Net investment income                               0.20         0.37       0.44      0.42      0.45      0.52

  Net realized and unrealized gain (loss)
    on investments                                    0.06         0.47       1.20      2.68     (1.61)    (0.81)
                                                  -----------   --------- --------- --------- --------- ---------
  Total from investment operations                    0.26         0.84       1.64      3.10     (1.16)    (0.29)
                                                  -----------   --------- --------- --------- --------- ---------
Less distributions
  Net investment income                              (0.20)       (0.37)     (0.44)    (0.42)    (0.45)    (0.52)

  Net realized gain on investments                    0.00        (0.51)     (1.69)     0.00      0.00      0.00
                                                  -----------   --------- --------- --------- --------- ---------
  Total distributions                                (0.20)       (0.88)     (2.13)    (0.42)    (0.45)    (0.52)
                                                  -----------   --------- --------- --------- --------- ---------
Net asset value, end of period                      $17.98       $17.92     $17.96    $18.45    $15.77    $17.38
                                                  ===========   ========= ========= ========= ========= =========

Total Return                                          1.43%***    4.79%      9.05%    19.96%    (6.72%)   (1.58%)


Ratios and Supplemental Data
  Net assets, end of period (in thousands)         $384,769     $377,837   $345,349  $297,707  $223,769  $232,991
  Ratio of expenses to average net assets            0.93%**      0.93%      0.94%     0.97%     0.98%     0.98%
  Ratio of net investment income to average
    net assets                                       2.17%**      2.08%      2.35%     2.47%     2.77%     2.97%
  Portfolio turnover rate                           18.23%***    30.22%     39.49%    14.38%    14.57%    12.23%



* Per share amounts presented are based on average shares outstanding ** Annualized
*** Not Annualized

                                   See Notes To Financial Statements

ADVANCE CAPITAL I, INC.
FINANCIAL HIGHLIGHTS - Continued
----------------------------------------------
For a Share Outstanding Throughout Each Period



                                                RETIREMENT INCOME FUND

                                                (Unaudited)
                                                Six months
                                                 ended     Years ended December 31
                                                June 30,
                                                   2006         2005      2004      2003      2002      2001
                                               ------------   --------  --------  --------  --------  --------
Selected Per-Share Data
  Net asset value, beginning of year               $9.85       $10.16    $10.06     $9.73     $9.56     $9.50
                                               ------------   --------  --------  --------  --------  --------
Income from investment operations*
  Net investment income                             0.27         0.53      0.56      0.59      0.64      0.68

  Net realized and unrealized gain (loss)
    on investments                                 (0.36)       (0.30)     0.10      0.34      0.17      0.06
                                               ------------   --------  --------  --------  --------  --------
  Total from investment operations                 (0.09)        0.23      0.66      0.93      0.81      0.74
                                               ------------   --------  --------  --------  --------  --------
Less distributions
  Net investment income                            (0.27)       (0.54)    (0.56)    (0.60)    (0.64)    (0.68)
                                               ------------   --------  --------  --------  --------  --------
  Total distributions                              (0.27)       (0.54)    (0.56)    (0.60)    (0.64)    (0.68)
                                               ------------   --------  --------  --------  --------  --------
Net asset value, end of period                     $9.49        $9.85    $10.16    $10.06     $9.73     $9.56
                                               ============   ========  ========  ========  ========  ========

Total Return                                     (0.91%)***     2.28%     6.78%     9.75%     8.80%     7.95%


Ratios and Supplemental Data
  Net assets, end of period (in thousands)      $398,435     $408,458  $401,610  $201,915  $199,851  $200,346
  Ratio of expenses to average net assets          0.75%**      0.74%     0.76%     0.80%     0.80%     0.80%
  Ratio of net investment income to average
    net assets                                     5.62%**      5.34%     5.58%     5.99%     6.70%     7.06%
  Portfolio turnover rate                         28.50%***    55.83%    36.99%    38.02%    22.83%    30.76%



* Per share amounts presented are based on average shares outstanding ** Annualized
*** Not Annualized
                                   See Notes To Financial Statements




ADVANCE CAPITAL I, INC.
FINANCIAL HIGHLIGHTS - Continued
----------------------------------------------
For a Share Outstanding Throughout Each Period


                                                CORNERSTONE STOCK FUND
                                                ----------------------
                                                (Unaudited)
                                                Six months
                                                 ended        Years Ended December 31
                                                June 30,     ------------------------------------------------
                                                  2006           2005     2004      2003      2002     2001
                                                ----------    --------- --------- --------- --------- --------
Selected Per-Share Data
  Net asset value, beginning of year               $8.32         $8.19    $7.84     $6.18     $8.70    $10.72
                                                ----------    --------- --------- --------- --------- ---------
Income from investment operations*
  Net investment income                             0.01          0.02     0.05      0.04      0.03      0.01

  Net realized and unrealized gain (loss)
    on investments                                 (0.37)         0.13     0.35      1.66     (2.52)    (2.02)
                                                ----------    --------- --------- --------- --------- ---------
  Total from investment operations                 (0.36)         0.15     0.40      1.70     (2.49)    (2.01)
                                                ----------    --------- --------- --------- --------- ---------
Less distributions
  Net investment income                             0.00         (0.02)   (0.05)    (0.04)    (0.03)    (0.01)
                                                ----------    --------- --------- --------- --------- ---------
  Total distributions                               0.00         (0.02)   (0.05)    (0.04)    (0.03)    (0.01)
                                                ----------    --------- --------- --------- --------- ---------
Net asset value, end of period                     $7.96         $8.32    $8.19     $7.84     $6.18     $8.70
                                                ==========    ========= ========= ========= ========= =========

Total Return                                      (4.33%)***     1.83%    5.19%    27.44%   (28.63%)  (18.72%)


Ratios and Supplemental Data
  Net assets, end of period (in thousands)       $34,320      $42,211   $50,093   $53,067    $40,803   $62,266
  Ratio of expenses to average net assets          0.78%**      0.75%     0.73%     0.73%      0.72%     0.72%
  Ratio of net investment income to average
    net assets                                     0.31%**      0.22%     0.68%     0.52%      0.39%     0.16%
  Portfolio turnover rate                         65.84%***    79.39%    30.66%    11.63%     19.78%     4.01%




* Per share amounts presented are based on average shares outstanding ** Annualized
*** Not Annualized

                                              See Notes To Financial Statements

ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)
JUNE 30, 2006
-----------------------------------------------------

[EDGAR REFERENCE - PIE CHART FOR SUMMARY OF PORTFOLIO
HOLDINGS AS OF JUNE 30, 2006]

Consumer Non-Cyclical.......... 23.3%
Technology..................... 17.2%
Consumer Cyclical.............. 16.9%
Energy......................... 10.7%
Financial...................... 10.1%
Industrial.....................  9.8%
Communications.................  9.7%
Basic Materials................  1.5%
Utilities......................  0.6%
Cash & Other Assets............  0.2%


TOP TEN HOLDINGS*
-----------------
Foundation Coal Holdings....... 1.00%
Smith International, Inc.......  .98%
Cbot Holdings, Inc.............  .95%
Cameron International Corp.....  .95%
Chicago Mercantile.............  .94%
BJ Services Co.................  .92%
Crown Castle International.....  .89%
Microchip Technology, Inc......  .87%
Weatherford International......  .87%
MoneyGram International........  .86%

  *Percentages based on Total Net Assets



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE  30, 2006
--------------------------------------------


                                                           Common Stock, Cash Collateral and       Shares/
Common Stock                         Shares Value                 Repurchase Agreement           Principal Value
--------------------------------- --------- ------------ --------------------------------------- --------- ------------
BASIC MATERIALS - 1.5%                                   CONSUMER, CYCLICAL - 16.9%
  Ecolab, Inc.^                     25,000  $ 1,014,500   Advance Auto Parts, Inc.                  9,000  $    260,100
  Monsanto Co.                       6,300      530,397   Bed Bath & Beyond, Inc.*^                30,200     1,001,734
  Praxair, Inc.                      5,800      313,200   Boyd Gaming Corp.                        14,500       585,220
  Sigma-Aldrich Corp.^               6,500      472,160   Brunswick Corp.                           6,500       216,125
  Symyx Technologies*               11,000      265,650   CDW Corp.^                                8,200       448,130
  Valspar Corp.                     20,800      549,328   Centex Corp.                              6,500       326,950
                                                          Cheesecake Factory*^                      8,700       234,465
COMMUNICATIONS - 9.7%                                     Choice Hotels International^             19,000     1,151,400
  Amazon.Com, Inc.*^                19,400      750,392   Cintas Corp.^                            21,000       834,960
  American Tower Corp.*^            54,400    1,692,928   Coach, Inc.*                             28,100       840,190
  Checkfree Corp.*^                 13,000      644,280   Dick's Sporting Goods, Inc.*^            16,000       633,600
  Check Point Software*             18,200      320,320   Dollar General Corp.                     48,426       676,995
  Citadel Broadcasting Corp.        19,000      169,100   DreamWorks Animation*^                    9,800       224,420
  Clear Channel Outdoor*            38,000      796,480   Family Dollar Stores, Inc.^              20,700       505,701
  Crown Castle International*^      52,500    1,813,350   Fastenal Co.^                            10,400       419,016
  Digital River, Inc.*^             11,600      468,524   Fred's, Inc.                             18,000       240,300
  EW Scripps Co.                    10,000      431,400   Harley-Davidson, Inc.^                   16,400       900,196
  F5 Networks, Inc.*^                6,500      347,620   Harman International Ind.                10,200       870,774
  Getty Images, Inc.*^              16,700    1,060,617   Harrah's Entertainment, Inc.             13,100       932,458
  Harte-Hanks, Inc.                 11,850      303,834   Hilton Hotels Corp.^                     38,200     1,080,296
  Internet Security Systems*        20,000      377,000   HNI Corp.                                 6,000       271,140
  Juniper Networks, Inc.*           42,000      671,580   International Game Tech.                 30,500     1,157,170
  Lamar Advertising Co.*^           19,900    1,071,814   KB Home^                                  5,000       229,250
  McAfee, Inc.*                     26,300      638,301   Las Vegas Sands Corp.*                    5,700       443,802
  McGraw-Hill Cos., Inc.^            6,400      321,472   Lennar Corp.^                            13,300       590,121
  Meredith Corp.                     8,100      401,274   Marriott International, Inc.             36,200     1,379,944
  NeuStar, Inc.*                    14,000      472,500   Men's Wearhouse, Inc.                    13,838       419,276
  NII Holdings, Inc.*^              19,600    1,105,048   Meritage Homes Corp.*                     6,000       283,500
  Omnicom Group, Inc.               13,700    1,220,533   Michaels Stores, Inc.                    10,000       412,400
  Radio One, Inc. - Class A*        14,225      106,688   O'Reilly Automotive, Inc.*^              29,200       910,748
  Radio One, Inc. - Class D*^       16,000      118,400   OSI Restaurant Partners^                  8,000       276,800
  Rogers Communications, Inc.       23,600      953,440   Panera Bread Co.*^                        4,700       316,028
  Salem Comm. Corp.*                22,700      295,327   Petsmart, Inc.^                          25,000       640,000
  SBA Communications Corp.*         20,000      522,800   Pulte Homes, Inc.^                        8,400       241,836
  Sina Corp.*^                       9,400      234,812   Ross Stores, Inc.^                       27,000       757,350
  Univision Communications*         19,700      659,950   Royal Caribbean Cruises^                 19,500       745,875
  VeriSign, Inc.*^                  30,200      699,734   Shuffle Master, Inc.*^                   22,100       724,438
  Websense, Inc.*                   10,600      217,724   Skywest, Inc.                            65,700     1,629,360
  WPP Group PLC - ADR               13,485      813,011   Southwest Airlines Co.                   70,000     1,145,900
                                                          Staples, Inc.                            31,200       759,720



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE  30, 2006
--------------------------------------------


                                                           Common Stock, Cash Collateral and       Shares/
Common Stock                         Shares Value                 Repurchase Agreement           Principal Value
--------------------------------- --------- ------------ --------------------------------------- --------- ------------
CONSUMER, CYCLICAL-16.9% (Cont'd)                        CONSUMER, NON-CYCLICAL-23.3% (Cont'd)
  Starwood Hotels & Resorts         20,300  $ 1,224,902   Genzyme Corp.*                            6,500  $    396,825
  Station Casinos, Inc.^            11,300      769,304   H&R Block, Inc.^                         14,400       343,584
  Thor Industries, Inc.^             9,500      460,275   Health Management Assoc.                 19,500       384,345
  Tiffany & Co.^                    26,200      865,124   Healthways, Inc.*                         7,500       394,800
  Tim Hortons, Inc.*^               12,600      324,450   Henry Schein, Inc.*                      14,000       654,220
  TJX Cos., Inc.^                   47,300    1,081,278   Hershey Co.^                              7,800       429,546
  Toll Brothers, Inc.*^              9,700      248,029   Hologic, Inc.*^                           6,900       340,584
  Williams-Sonoma, Inc.^            17,700      602,685   Humana, Inc.*                            24,000     1,288,800
  Winnebago Industries^             12,600      391,104   Integra LifeSciences Hldgs.*^            10,000       388,100
  WMS Industries, Inc.*^            13,000      356,070   Invitrogen Corp.*^                        7,100       469,097
  WW Grainger, Inc.                 13,000      977,990   Iron Mountain, Inc.*^                    33,400     1,248,492
  Wynn Resorts Ltd.*^               16,800    1,231,440   ITT Educational Services*^                7,700       506,737
                                                          Kyphon, Inc.*^                           12,000       460,320
CONSUMER, NON-CYCLICAL - 23.3%                            Laboratory Corp of America*^             16,100     1,001,903
  Alkermes, Inc.*^                  15,100      285,692   LECG Corp.*                              16,300       301,061
  Allergan, Inc.^                   15,404    1,652,233   LifePoint Hospitals, Inc.*               10,000       321,300
  American Medical Systems*^        27,800      462,870   Lincare Holdings, Inc.*                  17,700       669,768
  Amylin Pharmaceuticals*^          12,000      592,440   Manor Care, Inc.^                        10,000       469,200
  Apollo Group, Inc.*^               6,229      321,852   Manpower, Inc.^                           6,000       387,600
  Arthrocare Corp.*^                11,500      483,115   Martek Biosciences Corp.*^               11,600       335,820
  Atherogenics, Inc.*^              16,000      208,800   McCormick & Co., Inc.                    15,500       520,025
  Avery Dennison Corp.               7,800      452,868   Medco Health Solutions, Inc.*            18,000     1,031,040
  Avon Products, Inc.               14,000      434,000   Medimmune, Inc.*                         27,700       750,670
  Becton Dickinson & Co.             7,800      476,814   Millennium Pharmaceuticals*^             37,100       369,887
  Biomet, Inc.                      24,875      778,339   Millipore Corp.*^                         7,800       491,322
  Career Education Corp.*           10,800      322,812   Monster Worldwide, Inc.*                 25,600     1,092,096
  Celgene Corp.*^                   29,800    1,413,414   Moody's Corp.^                           31,000     1,688,260
  Cephalon, Inc.*^                  12,600      757,260   Myogen, Inc.*^                            9,400       272,600
  Charles River Laboratories*       10,000      368,000   Nektar Therapeutics*^                    12,200       223,748
  ChoicePoint, Inc.*                14,100      588,957   Neurocrine Biosciences*^                  9,200        97,520
  Corporate Executive Board         12,000    1,202,400   Omnicare, Inc.^                           6,100       289,262
  Coventry Health Care, Inc.*       26,550    1,458,657   OSI Pharmaceuticals, Inc.*^               9,500       313,120
  CR Bard, Inc.                     12,000      879,120   Patterson Cos., Inc.*^                   12,400       433,132
  Dade Behring Holdings, Inc.       10,400      433,056   Paychex, Inc.                            35,687     1,391,079
  DaVita, Inc.*^                    14,500      720,650   PDL BioPharma, Inc.*                     11,400       209,874
  deCODE genetics, Inc.*^           29,500      182,605   Qiagen NV*                               32,200       441,784
  Delta & Pine Land Co.             11,300      332,220   Quest Diagnostics, Inc.^                 17,822     1,067,894
  Dentsply International, Inc.       8,500      515,100   Resmed, Inc.*^                           12,000       563,400
  DeVry, Inc.*^                     13,700      300,989   Respironics, Inc.*                       13,400       458,548
  Edwards Lifesciences Corp.*^       8,000      363,440   Ritchie Bros Auctioneers, Inc.           17,400       925,332
  Equifax, Inc.                     17,700      607,818   Robert Half International, Inc.          25,000     1,050,000
  Express Scripts, Inc.*            11,600      832,184   Sepracor, Inc.*^                         13,300       759,962
  Gen-Probe, Inc.*                   6,000      323,880   St Jude Medical, Inc.*                   20,000       648,400



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE  30, 2006
--------------------------------------------


                                                           Common Stock, Cash Collateral and       Shares/
Common Stock                         Shares Value                 Repurchase Agreement           Principal Value
--------------------------------- --------- ------------ --------------------------------------- --------- ------------
CONSUMER,NON-CYCLICAL-23.3% (Cont'd)                     FINANCIAL - 10.1% (Continued)
  Techne Corp.*^                    10,700  $   544,844   Investors Financial Services^            36,100  $  1,620,890
  Theravance, Inc.*                 14,400      329,472   Janus Capital Group, Inc.                16,000       286,400
  Universal Technical Institute*     6,500      143,130   Lazard Ltd.^                             10,100       408,040
  Varian Medical Systems*^          14,200      672,370   Legg Mason, Inc.^                         7,800       776,256
  Ventana Medical Systems*^         11,000      518,980   Markel Corp.*                             1,500       520,500
  Vertex Pharmaceuticals*^          15,870      582,588   Marsh & McLennan Cos.                    16,000       430,240
  WM Wrigley Jr Co.^                 8,500      385,560   MBIA, Inc.                                6,500       380,575
  Zimmer Holdings, Inc.*             5,200      294,944   Mellon Financial Corp.                   22,500       774,675
                                                          Northern Trust Corp.                     18,100     1,000,930
ENERGY - 10.7%                                            Nuveen Investments, Inc.                  8,700       374,535
  Aventine Renewable Energy*         8,300      322,870   optionsXpress Holdings, Inc.^            11,200       261,072
  Bill Barrett Corp.*^              53,500    1,584,135   State Street Corp.                       17,800     1,034,002
  BJ Services Co.^                  50,400    1,877,904   SVB Financial Group*                      8,300       377,318
  Cameron International Corp.*^     40,200    1,920,354   Synovus Financial Corp.                  37,800     1,012,284
  Compton Petroleum Corp.*          33,800      390,390   TD Ameritrade*^                          46,800       693,108
  Consol Energy, Inc.^              24,000    1,121,280   UCBH Holdings, Inc.                      19,000       314,260
  Diamond Offshore Drilling^         9,000      755,370   Willis Group Holdings Ltd.^              13,500       433,350
  Foundation Coal Holdings^         43,100    2,022,683
  Grant Prideco, Inc.*              37,500    1,678,125  INDUSTRIAL - 9.8%
  Murphy Oil Corp.                  25,000    1,396,500   American Power Conversion^               21,200       413,188
  Nabors Industries Ltd.*^          22,000      743,380   Ametek, Inc.                             18,200       862,316
  Smith International, Inc.^        44,600    1,983,362   CH Robinson Worldwide^                   20,100     1,071,330
  Ultra Petroleum Corp.*            25,900    1,535,093   Cogent, Inc.*^                           35,800       539,506
  VeraSun Energy Corp.*^             2,400       62,976   Cymer, Inc.*                              6,500       301,990
  Weatherford International*^       35,470    1,760,021   Danaher Corp.                             5,000       321,600
  Williams Cos., Inc.               51,000    1,191,360   Dolby Laboratories, Inc.*                11,400       265,620
  XTO Energy, Inc.                  32,900    1,456,483   Empresa Brasileira - ADR*                22,500       820,575
                                                          Expeditors International^                18,800     1,052,988
FINANCIAL - 10.1%                                         Flir Systems, Inc.*                      14,200       325,180
  Affiliated Managers Group*^        3,400      295,426   Fluor Corp.^                             16,500     1,533,345
  AMBAC Financial Group, Inc.        5,450      441,995   Garmin Ltd.^                              4,400       463,936
  Arch Capital Group Ltd.*          10,600      630,276   Gentex Corp.^                            15,000       210,000
  Axis Capital Holdings Ltd.        12,000      344,760   Graco, Inc.                              14,600       669,848
  BlackRock, Inc.                    4,400      612,348   IDEX Corp.                                7,450       351,640
  Brown & Brown, Inc.^              12,000      350,640   II-VI, Inc.*                             19,300       353,190
  Cbot Holdings, Inc.*^             16,200    1,937,358   ITT Industries, Inc.                      5,800       287,332
  Charles Schwab Corp.              22,900      365,942   Jabil Circuit, Inc.^                     21,700       555,520
  Chicago Mercantile                 3,900    1,915,485   Landstar System, Inc.^                   19,200       906,816
  City National Corp.                4,500      292,905   National Instruments Corp.               15,250       417,850
  E*Trade Financial Corp.*          50,400    1,150,128   Pall Corp.^                              15,000       420,000
  East West Bancorp, Inc.            9,000      341,190   Precision Castparts Corp.^               17,000     1,015,920
  Eaton Vance Corp.^                23,000      574,080   Rockwell Collins, Inc.                   28,400     1,586,708
  Federated Investors, Inc.          9,700      305,550   Roper Industries, Inc.^                  17,200       804,100
  First Horizon National Corp.       5,000      201,000   Sealed Air Corp.                          9,000       468,720


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE  30, 2006
--------------------------------------------


                                                           Common Stock, Cash Collateral and       Shares/
Common Stock                         Shares Value                 Repurchase Agreement           Principal Value
--------------------------------- --------- ------------ --------------------------------------- --------- ------------

INDUSTRIAL - 9.8% (Continued)                            TECHNOLOGY - 17.2% (Continued)
  Stericycle, Inc.*^                 9,200  $   598,920   Mercury Interactive Corp.*               11,500  $    402,155
  Symbol Technologies, Inc.         65,664      708,515   Microchip Technology, Inc.^              52,657     1,766,642
  Thermo Electron Corp.*            10,000      362,400   MoneyGram International^                 51,200     1,738,240
  UTi Worldwide, Inc.^              45,500    1,147,965   National Semiconductor                   56,100     1,337,985
  Waters Corp.*                     16,200      719,280   NAVTEQ Corp.*^                           31,500     1,407,420
  Zebra Technologies Corp.*^        11,000      375,760   QLogic Corp.*                            20,000       344,800
                                                          Red Hat, Inc.*^                          32,200       753,480
TECHNOLOGY - 17.2%                                        Salesforce.com, Inc.*^                   10,300       274,598
  Activision, Inc.*                 35,554      404,605   Satyam Computer - ADR                    15,000       497,100
  Adobe Systems, Inc.*              32,500      986,700   SEI Investments Co.^                      6,700       327,496
  Advanced Micro Devices*           18,500      451,770   Semtech Corp.*^                          15,000       216,750
  Altera Corp.*^                    82,900    1,454,895   Silicon Laboratories, Inc.*^             29,300     1,029,895
  Analog Devices, Inc.              43,600    1,401,304   Synopsys, Inc.*                          18,600       349,122
  Avid Technology, Inc.*^            7,800      259,974   Teradyne, Inc.*                          63,400       883,162
  Broadcom Corp.*                   41,800    1,267,794   THQ, Inc.*^                              19,750       426,600
  Cadence Design Systems*           27,000      462,240   Xilinx, Inc.^                            69,400     1,571,910
  Citrix Systems, Inc.*             13,600      545,360
  Cognizant Technology Sol.*        21,856    1,472,439  UTILITIES - 0.6%
  Cognos, Inc.*                     17,000      483,650   AES Corp.*                               69,000     1,273,050
  DST Systems, Inc.*^                8,200      487,900                                                     ------------
  Dun & Bradstreet Corp.*            8,500      592,280  TOTAL COMMON STOCK - 99.8%
  Electronic Arts, Inc.*             9,000      387,360   (Cost $158,629,460)                               202,663,532
  Factset Research Systems^         10,800      503,928
  Fair Isaac Corp.                  12,150      441,167  INVESTMENT OF CASH COLLATERAL - 43.6%
  Fidelity National                 10,000      354,000   CSFB Enhanced Liquidity Fund         88,592,300    88,592,300
  Filenet Corp.*                    16,700      449,731
  Fiserv, Inc.*                     11,500      521,640  REPURCHASE AGREEMENT - 0.1%
  Global Payments, Inc.             13,000      631,150   Fifth Third Bank, 5.00%, 7/3/06,
  Hyperion Solutions Corp.*          9,000      248,400   dated 6/30/06, with maturity value of
  Integrated Device Tech.*^         35,100      497,718   $192,462 (Collateralized by $203,000
  Intersil Corp.                    23,200      539,400   Freddie Mac obligation, 3.45%
  Intuit, Inc.*^                    21,600    1,307,664    3/12/08, market value $198,310)    $   192,382       192,382
  Jack Henry & Associates^          20,000      393,200                                                     ------------
  Kla-Tencor Corp.                  10,600      440,642  TOTAL INVESTMENTS IN SECURITIES - 143.5%
  Lam Research Corp.*^              12,000      560,640   (Cost $247,414,142)                               291,448,214
  Linear Technology Corp.^          50,600    1,694,594
  Marvell Technology Group*         22,700    1,006,291  OTHER ASSETS LESS LIABILITIES - (43.5%)            (88,402,832)
  Maxim Integrated Products^        44,300    1,422,473                                                     ------------
                                                         TOTAL NET ASSETS - 100.0%                         $203,045,382
                                                                                                            ============


* Securities are non-income producing
^ A portion of these securities are on loan. At June 30, 2006, the total market value of the fund's securities on loan iS
$86,156,587 and the total market value of the collateral held by fund is $88,592,300.
ADR - American Depository Receipt

ADVANCE CAPITAL I, INC. - BALANCED FUND
SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)
JUNE 30, 2006
-----------------------------------------------------

[EDGAR REFERENCE - PIE CHART FOR SUMMARY OF PORTFOLIO
HOLDINGS AS OF JUNE 30, 2006]

Large Value Stocks........................... 38.2%
Mid-Cap Growth Stocks........................ 27.3%
Investment Grade............................. 21.7%
Government Agency............................  4.7%
Mortgage-Backed..............................  4.7%
Cash & Other Assets..........................  3.4%


TOP EQUITY HOLDINGS*
--------------------
General Electric............................. 1.19%
Altria Group, Inc............................ 0.94%
Citigroup, Inc............................... 0.83%
Wells Fargo & Co............................. 0.81%
Microsoft Corp............................... 0.77%

TOP FIXED INCOME HOLDINGS*
--------------------------
Ginnie Mae 5.50% 2035........................ 0.60%
Duke Capital LLC 8.00% 2019.................. 0.59%
Comcast Cable Communications 8.375% 2013..... 0.58%
Dominion Resources, Inc. 7,195% 2014......... 0.55%
Chase Capital I 7.67% 2026................... 0.54%

  *Percentages based on Total Net Assets



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
---------------------------------------



Common Stock                              Shares      Value    Common Stock                      Shares       Value
--------------------------------       --------- ------------  ------------------------------- -------- ------------
BASIC MATERIALS - 2.0%                                         COMMUNICATIONS - 6.6% (Cont'd)
  Alcoa, Inc.                            38,500  $ 1,245,860     NII Holdings, Inc.*^            8,200  $    462,316
  BHP Billiton Ltd. - ADR                30,400    1,309,328     Nokia OYJ - ADR                56,800     1,150,768
  Ecolab, Inc.                           10,100      409,858     Omnicom Group, Inc.            19,700     1,755,073
  International Paper Co.                14,700      474,810     Radio One, Inc. - Class D*     12,600        93,240
  Monsanto Co.                            1,900      159,961     Rogers Communications, Inc.    10,500       424,200
  Newmont Mining Corp.                   12,700      672,211     Salem Comm. Corp.*              8,800       114,488
  Praxair, Inc.                          13,800      745,200     SBA Communications Corp.*       8,200       214,348
  Rio Tinto PLC - ADR^                    6,300    1,321,173     Sina Corp.*^                    4,200       104,916
  Rohm & Haas Co.                        10,000      501,200     TELUS Corp.                    52,000     2,099,760
  Sigma-Aldrich Corp.^                    2,000      145,280     Time Warner, Inc.              55,400       958,420
  Symyx Technologies*                     3,800       91,770     Univision Communications*       7,700       257,950
  Valspar Corp.                          29,200      771,172     VeriSign, Inc.*^               10,100       234,017
                                                                 Verizon Communications         19,700       659,753
COMMUNICATIONS - 6.6%                                            Viacom, Inc.*                   6,897       247,188
  Alltel Corp.                           13,086      835,279     Vodafone Group PLC - ADR       23,400       498,420
  Amazon.Com, Inc.*^                      8,000      309,440     Walt Disney Co.^               27,400       822,000
  America Movil - ADR                    18,900      628,614     Websense, Inc.*                 4,800        98,592
  American Tower Corp.*                  20,800      647,296     WPP Group PLC - ADR            22,589     1,361,891
  BellSouth Corp.                        25,600      926,720
  CBS Corp.                              14,897      402,964   CONSUMER, CYCLICAL - 7.8%
  Checkfree Corp.*^                       5,500      272,580     Advance Auto Parts, Inc.        3,500       101,150
  Check Point Software*                   8,100      142,560     Bed Bath & Beyond, Inc.*^      12,800       424,576
  Cisco Systems, Inc.*                  118,400    2,312,352     Boyd Gaming Corp.               7,900       318,844
  Citadel Broadcasting Corp.              6,300       56,070     Brunswick Corp.                 3,000        99,750
  Clear Channel Comm.                    22,368      692,290     Carnival Corp.                  8,000       333,920
  Clear Channel Outdoor*                 13,500      282,960     CDW Corp.^                      3,400       185,810
  Crown Castle International*^           23,500      811,690     Centex Corp.^                  12,600       633,780
  Digital River, Inc.*^                   5,800      234,262     Cheesecake Factory*^            3,600        97,020
  EW Scripps Co.                          4,000      172,560     Choice Hotels International^    7,000       424,200
  F5 Networks, Inc.*^                     2,800      149,744     Cintas Corp.                    7,400       294,224
  Gannett Co., Inc.^                     10,300      576,079     Coach, Inc.*                   12,200       364,780
  Getty Images, Inc.*^                    7,500      476,325     Dick's Sporting Goods, Inc.*^   6,000       237,600
  Harte-Hanks, Inc.                       7,900      202,556     Dollar General Corp.           19,757       276,203
  Internet Security Systems*              6,400      120,640     DreamWorks Animation*           4,100        93,890
  Juniper Networks, Inc.*                15,400      246,246     Family Dollar Stores, Inc.^    38,100       930,783
  Lamar Advertising Co.*^                 9,500      511,670     Fastenal Co.^                   4,300       173,247
  McAfee, Inc.*^                         12,400      300,948     Fred's, Inc.                    6,600        88,110
  McGraw-Hill Cos., Inc.                 23,400    1,175,382     Harley-Davidson, Inc.^         20,700     1,136,223
  Meredith Corp.                         11,400      564,756     Harman International Ind.       3,600       307,332
  NeuStar, Inc.*                          3,900      131,625     Harrah's Entertainment, Inc.   18,300     1,302,594
  News Corp.^                            28,900      583,202     Hilton Hotels Corp.^           36,400     1,029,392




See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
---------------------------------------



Common Stock                              Shares      Value    Common Stock                      Shares       Value
--------------------------------       --------- ------------  ------------------------------- -------- ------------
CONSUMER, CYCLICAL - 7.8% (Continued)                          CONSUMER, NON-CYCLICAL - 13.9%
  HNI Corp.                               3,300  $   149,127     Abbott Laboratories            30,275  $  1,320,293
  Home Depot, Inc.                       44,000    1,574,760     Alkermes, Inc.*                 6,400       121,088
  International Game Tech.               29,400    1,115,436     Allergan, Inc.                  6,370       683,246
  KB Home^                                2,200      100,870     Altria Group, Inc.^            49,300     3,620,099
  Las Vegas Sands Corp.*                  2,700      210,222     American Medical Systems*^     12,100       201,465
  Lennar Corp.                           18,200      807,534     Amylin Pharmaceuticals*^        4,200       207,354
  Marriott International, Inc.           44,600    1,700,152     Anheuser-Busch Cos., Inc.      13,500       615,465
  Mattel, Inc.                           20,000      330,200     Apollo Group, Inc.*^            2,545       131,500
  McDonald's Corp.                       29,200      981,120     Arthrocare Corp.*               4,800       201,648
  Men's Wearhouse, Inc.                   6,375      193,163     AstraZeneca PLC - ADR          11,200       669,984
  Meritage Homes Corp.*                   7,500      354,375     Atherogenics, Inc.*             9,700       126,585
  Michaels Stores, Inc.^                  4,000      164,960     Avery Dennison Corp.           10,300       598,018
  Nike, Inc.                              9,000      729,000     Avon Products, Inc.            30,500       945,500
  O'Reilly Automotive, Inc.*^            11,800      368,042     Baxter International, Inc.     21,500       790,340
  OSI Restaurant Partners^               13,900      480,940     Becton Dickinson & Co.          3,300       201,729
  Panera Bread Co.*^                      2,000      134,480     Biomet, Inc.                    8,950       280,046
  Petsmart, Inc.                          8,500      217,600     Bristol-Myers Squibb Co.^      22,800       589,608
  Pulte Homes, Inc.                       3,000       86,370     Cardinal Health, Inc.           6,000       385,980
  Ross Stores, Inc.^                     11,700      328,185     Career Education Corp.*         4,500       134,505
  Royal Caribbean Cruises^                8,900      340,425     Celgene Corp.*^                12,200       578,646
  Shuffle Master, Inc.*^                  8,050      263,879     Cephalon, Inc.*^                5,300       318,530
  Skywest, Inc.                          47,000    1,165,600     Charles River Laboratories*     4,200       154,560
  Southwest Airlines Co.                 82,500    1,350,525     ChoicePoint, Inc.*              5,666       236,669
  Staples, Inc.                          11,400      277,590     Coca-Cola Co.                  47,800     2,056,356
  Starwood Hotels & Resorts^              8,500      512,890     Colgate-Palmolive Co.          19,300     1,156,070
  Station Casinos, Inc.^                  4,700      319,976     Corporate Executive Board       4,900       490,980
  Thor Industries, Inc.^                  4,700      227,715     Coventry Health Care, Inc.*    11,550       634,557
  Tiffany & Co.                          11,400      376,428     CR Bard, Inc.^                  9,800       717,948
  Tim Hortons, Inc.*^                     5,300      136,475     Dade Behring Holdings, Inc.     4,500       187,380
  TJX Cos., Inc.                         50,800    1,161,288     DaVita, Inc.*                   6,150       305,655
  Toll Brothers, Inc.*^                   4,100      104,837     deCODE genetics, Inc.*^        14,300        88,517
  Wal-Mart Stores, Inc.                  49,300    2,374,781     Delta & Pine Land Co.           4,700       138,180
  Williams-Sonoma, Inc.                   8,800      299,640     Dentsply International, Inc.    4,200       254,520
  Winnebago Industries^                  16,400      509,056     DeVry, Inc.*                    5,700       125,229
  WMS Industries, Inc.*^                  5,600      153,384     Diageo PLC - ADR                6,800       459,340
  WW Grainger, Inc.                      14,100    1,060,743
  Wynn Resorts Ltd.*^                     7,100      520,430



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
---------------------------------------



Common Stock                              Shares      Value    Common Stock                      Shares       Value
--------------------------------       --------- ------------  ------------------------------- -------- ------------
CONSUMER, NON-CYCLICAL - 13.9% (Continued)                     CONSUMER,NON-CYCLICAL-13.9% (Cont'd)
  Edwards Lifesciences Corp.*^            3,600  $   163,548     Monster Worldwide, Inc.*       10,500  $    447,930
  Eli Lilly & Co.                        20,300    1,121,981     Moody's Corp.                  12,400       675,304
  Equifax, Inc.                           5,500      188,870     Myogen, Inc.*^                  4,000       116,000
  Express Scripts, Inc.*                  4,900      351,526     Nektar Therapeutics*^           6,500       119,210
  General Mills, Inc.                    15,300      790,398     Neurocrine Biosciences, Inc.*   4,000        42,400
  Gen-Probe, Inc.*                        3,500      188,930     Novartis AG - ADR               6,000       323,520
  Genzyme Corp.*                          3,000      183,150     Omnicare, Inc.^                 2,500       118,550
  GlaxoSmithKline PLC - ADR              14,900      831,420     OSI Pharmaceuticals, Inc.*^     4,100       135,136
  H&R Block, Inc.                         6,400      152,704     Patterson Cos., Inc.*^          5,200       181,636
  Health Management Assoc.                8,100      159,651     Paychex, Inc.                  15,293       596,121
  Healthways, Inc.*^                      3,200      168,448     PDL BioPharma, Inc.*^           6,700       123,347
  Henry Schein, Inc.*^                    5,400      252,342     PepsiCo., Inc.                 26,900     1,615,076
  Hershey Co.^                           12,600      693,882     Pfizer, Inc.                  110,886     2,602,494
  Hologic, Inc.*^                         2,900      143,144     Procter & Gamble Co.           17,500       973,000
  Humana, Inc.*                           8,900      477,930     Qiagen NV*                     12,800       175,616
  Integra LifeSciences Hldgs.*            3,800      147,478     Quest Diagnostics, Inc.^       21,288     1,275,577
  Invitrogen Corp.*^                      3,000      198,210     Resmed, Inc.*^                  5,000       234,750
  Iron Mountain, Inc.*^                  14,575      544,814     Respironics, Inc.*              6,400       219,008
  ITT Educational Services*               3,900      256,659     Ritchie Bros Auctioneers, Inc   5,800       308,444
  Johnson & Johnson                      41,700    2,498,664     Robert Half International, In   9,900       415,800
  Kimberly-Clark Corp.                   13,700      845,290     Schering-Plough Corp.          24,000       456,720
  Kyphon, Inc.*                           5,400      207,144     Sepracor, Inc.*^                5,500       314,270
  Laboratory Corp of America*             6,200      385,826     St Jude Medical, Inc.*          8,800       285,296
  LECG Corp.*                             7,600      140,372     Stryker Corp.                  14,800       623,228
  LifePoint Hospitals, Inc.*              4,000      128,520     Sysco Corp.^                   26,700       815,952
  Lincare Holdings, Inc.*                 7,400      280,016     Techne Corp.*^                  4,500       229,140
  Live Nation, Inc.*                      2,796       56,927     Theravance, Inc.*               6,100       139,568
  Manor Care, Inc.^                       4,200      197,064     UnitedHealth Group, Inc.       11,440       512,283
  Manpower, Inc.                          3,300      213,180     Universal Technical Institute   4,200        92,484
  Martek Biosciences Corp.*^              4,900      141,855     UST, Inc.                       9,500       429,305
  McCormick & Co., Inc.                   5,700      191,235     Varian Medical Systems*         5,800       274,630
  Medco Health Solutions, Inc.*           6,598      377,933     Ventana Medical Systems*^       4,500       212,310
  Medimmune, Inc.*                       11,600      314,360     Vertex Pharmaceuticals*         6,650       244,122
  Medtronic, Inc.^                       14,000      656,880     WellPoint, Inc.*               12,900       938,733
  Merck & Co, Inc.                       34,400    1,253,192     WM Wrigley Jr Co.^             11,750       532,980
  Millennium Pharmaceuticals*^           16,100      160,517     Wyeth                          31,300     1,390,033
  Millipore Corp.*                        3,300      207,867     Zimmer Holdings, Inc.*          2,100       119,112



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
---------------------------------------



Common Stock                              Shares      Value    Common Stock                      Shares       Value
--------------------------------       --------- ------------  ------------------------------- -------- ------------
ENERGY - 8.4%                                                  FINANCIAL - 11.0% (Continued)
  Apache Corp.                            8,900  $   607,425     American Express Co.           19,000  $  1,011,180
  Aventine Renewable Energy*              3,400      132,260     American International Group   28,680     1,693,554
  Baker Hughes, Inc.                     20,300    1,661,555     Arch Capital Group Ltd.*        2,700       160,542
  Bill Barrett Corp.*^                   23,000      681,030     Axis Capital Holdings Ltd.      3,700       106,301
  BJ Services Co.                        40,600    1,512,756     Bank of America Corp.          47,726     2,295,621
  BP PLC - ADR^                          21,392    1,489,097     Bank of New York Co.           22,000       708,400
  Cameron International Corp.*^          17,500      835,975     BB&T Corp.                      9,900       411,741
  Chevron Corp.                          36,642    2,274,003     BlackRock, Inc.                 1,800       250,506
  Compton Petroleum Corp.*               14,100      162,855     Brown & Brown, Inc.^            5,400       157,788
  Consol Energy, Inc.^                   31,000    1,448,320     Chicago Mercantile              1,700       834,955
  Devon Energy Corp.                      8,200      495,362     Cincinnati Financial Corp.     11,561       543,483
  Diamond Offshore Drilling^              3,400      285,362     Citigroup, Inc.                66,244     3,195,611
  Exxon Mobil Corp.                      30,902    1,895,838     City National Corp.            12,300       800,607
  Foundation Coal Holdings               31,300    1,468,909     Countrywide Financial Corp.    13,598       517,812
  Grant Prideco, Inc.*                   16,000      716,000     E*Trade Financial Corp.*       21,600       492,912
  Halliburton Co.^                        7,000      519,470     East West Bancorp, Inc.         5,500       208,505
  Murphy Oil Corp.^                      30,000    1,675,800     Eaton Vance Corp.^              9,600       239,616
  Nabors Industries Ltd.*                 8,100      273,699     Equity Office Properties       24,000       876,240
  Royal Dutch Shell PLC - ADR            24,100    1,614,218     Fannie Mae                     17,300       832,130
  Schlumberger Ltd.                      39,460    2,569,241     Federated Investors, Inc.^     18,500       582,750
  Smith International, Inc.^             44,000    1,956,680     Fifth Third Bancorp.           12,900       476,655
  Total SA - ADR                         36,500    2,391,480     First Horizon National Corp.^  13,200       530,640
  Ultra Petroleum Corp.*                 24,800    1,469,896     Freddie Mac                    11,600       661,316
  VeraSun Energy Corp.*^                  1,000       26,240     Goldman Sachs Group, Inc.      10,300     1,549,429
  Weatherford International*^            34,800    1,726,776     Hartford Financial Services^    7,500       634,500
  Williams Cos., Inc.                    55,200    1,289,472     Investors Financial Services^  13,100       588,190
  XTO Energy, Inc.                       30,066    1,331,022     Janus Capital Group, Inc.       6,500       116,350
                                                                 Lazard Ltd.^                    5,400       218,160
FINANCIAL - 11.0%                                                Legg Mason, Inc.^               3,550       353,296
  Affiliated Managers Group*^             1,400      121,646     Lehman Brothers Holdings       15,266       994,580
  Aflac, Inc.                            19,700      913,095     Markel Corp.*                     400       138,800
  AMBAC Financial Group, Inc.             2,300      186,530



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
---------------------------------------



Common Stock                              Shares      Value    Common Stock                      Shares       Value
--------------------------------       --------- ------------  ------------------------------- -------- ------------
FINANCIAL - 11.0% (Continued)                                  INDUSTRIAL - 6.5% (Continued)
  Marsh & McLennan Cos.                  22,800  $   613,092     Cymer, Inc.*                    2,900  $    134,734
  MBIA, Inc.^                            10,750      629,413     Danaher Corp.                   2,100       135,072
  Mellon Financial Corp.                 31,900    1,098,317     Dolby Laboratories, Inc.*       7,400       172,420
  Merrill Lynch & Co, Inc.               17,200    1,196,432     Emerson Electric Co.            9,000       754,290
  Morgan Stanley                         17,800    1,125,138     Empresa Brasileira - ADR*      10,200       371,994
  Northern Trust Corp.                   19,600    1,083,880     Expeditors International^       7,400       414,474
  Nuveen Investments, Inc.               15,700      675,885     Flir Systems, Inc.*             6,000       137,400
  optionsXpress Holdings, Inc.^           4,700      109,557     Fluor Corp.^                   18,200     1,691,326
  Progressive Corp.                      19,200      493,632     Garmin Ltd.^                    1,900       200,336
  RenaissanceRe Holdings Ltd.             9,100      440,986     General Dynamics Corp.         13,800       903,348
  St Joe Co.^                            15,500      719,355     General Electric Co.          139,300     4,591,328
  St Paul Travelers Cos., Inc.           17,800      793,346     Gentex Corp.^                   7,200       100,800
  State Street Corp.                     22,700    1,318,643     Graco, Inc.^                    5,800       266,104
  SVB Financial Group*                    3,500      159,110     Honeywell International, Inc.  28,600     1,152,580
  Synovus Financial Corp.                49,500    1,325,610     IDEX Corp.                      4,050       191,160
  TD Ameritrade Holding Corp.*           21,300      315,453     II-VI, Inc.*                    6,000       109,800
  UBS AG                                  2,200      241,340     Illinois Tool Works, Inc.      22,600     1,073,500
  UCBH Holdings, Inc.                     8,000      132,320     ITT Industries, Inc.            3,400       168,436
  US Bancorp.                            30,928      955,057     Jabil Circuit, Inc.^           24,400       624,640
  Washington Real Estate Inv.            12,000      443,760     Kennametal, Inc.^               9,800       610,050
  Wells Fargo & Co.                      46,730    3,134,648     Landstar System, Inc.^          7,400       349,502
  Willis Group Holdings Ltd.^            22,800      731,880     Lockheed Martin Corp.           3,300       236,742
  Cbot Holdings, Inc.*^                   6,900      825,171     National Instruments Corp.      6,650       182,210
  Charles Schwab Corp.                   12,300      196,554     Pall Corp.                      7,400       207,200
                                                                 Precision Castparts Corp.^     16,800     1,003,968
INDUSTRIAL - 6.5%                                                Rockwell Collins, Inc.         12,100       676,027
  3M Co.                                 17,700    1,429,629     Roper Industries, Inc.^         7,200       336,600
  Agilent Technologies, Inc.*             9,500      299,820     Sealed Air Corp.^              12,200       635,376
  American Power Conversion^              8,800      171,512     Stericycle, Inc.*^              4,000       260,400
  Ametek, Inc.                            8,800      416,944     Symbol Technologies, Inc.      28,087       303,059
  Boeing Co.                             13,440    1,100,870     Thermo Electron Corp.*          4,000       144,960
  Caterpillar, Inc.                      16,800    1,251,264     United Technologies Corp.      11,800       748,356
  CH Robinson Worldwide^                  8,400      447,720     UTi Worldwide, Inc.^           19,000       479,370
  Cogent, Inc.*^                         13,600      204,952     Waters Corp.*                   7,100       315,240
                                                                 Zebra Technologies Corp.*^      3,100       105,896


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
---------------------------------------



Common Stock                              Shares      Value    Common Stock                      Shares       Value
--------------------------------       --------- ------------  ------------------------------- -------- ------------
TECHNOLOGY - 7.5%                                              TECHNOLOGY - 7.5% (Continued)
  Activision, Inc.*^                     14,221  $   161,835     Microchip Technology, Inc.^    42,412  $  1,422,923
  Adobe Systems, Inc.*                   13,700      415,932     Microsoft Corp.^              127,400     2,968,420
  Advanced Micro Devices*                 4,700      114,774     MoneyGram International^       19,800       672,210
  Altera Corp.*                          31,400      551,070     National Semiconductor         58,400     1,392,840
  Analog Devices, Inc.                   52,600    1,690,564     NAVTEQ Corp.*^                 13,200       589,776
  Automatic Data Processing              35,500    1,609,925     Oracle Corp.*                  62,900       911,421
  Avid Technology, Inc.*^                 3,300      109,989     QLogic Corp.*                   8,600       148,264
  Broadcom Corp.*                        18,300      555,039     Red Hat, Inc.*^                12,900       301,860
  Cadence Design Systems*                 8,800      150,656     Salesforce.com, Inc.*^          4,300       114,638
  Citrix Systems, Inc.*                   5,800      232,580     Satyam Computer - ADR           7,000       231,980
  Cognizant Technology Sol.*              9,168      617,648     SEI Investments Co.             2,700       131,976
  Cognos, Inc.*                           6,700      190,615     Semtech Corp.*^                 8,000       115,600
  Dell, Inc.*                            42,900    1,049,334     Silicon Laboratories, Inc.*^   12,400       435,860
  DST Systems, Inc.*                      2,500      148,750     Synopsys, Inc.*                 7,900       148,283
  Dun & Bradstreet Corp.*                11,050      769,964     Teradyne, Inc.*^               24,600       342,678
  Electronic Arts, Inc.*                  3,600      154,944     Texas Instruments, Inc.        27,500       832,975
  Factset Research Systems                5,200      242,632     THQ, Inc.*^                     8,850       191,160
  Fair Isaac Corp.                        5,100      185,181     Xilinx, Inc.                   54,800     1,241,220
  Fidelity National                       4,700      166,380
  Filenet Corp.*                          7,000      188,510   UTILITIES - 1.8%
  First Data Corp.                       19,252      867,110     AES Corp.*                     28,000       516,600
  Fiserv, Inc.*                           4,850      219,996     Allegheny Energy, Inc.*        14,000       518,980
  Global Payments, Inc.                   4,600      223,330     Duke Energy Corp.^             17,500       513,975
  Hyperion Solutions Corp.*               6,000      165,600     Edison International           12,700       495,300
  Integrated Device Tech.*               14,800      209,864     Entergy Corp.                  11,500       813,625
  Intel Corp.                            78,800    1,497,200     Exelon Corp.^                  20,250     1,150,808
  Intersil Corp.                         10,300      239,475     FirstEnergy Corp.               8,688       470,976
  Intuit, Inc.*                           8,500      514,590     FPL Group, Inc.^               11,000       455,180
  Jack Henry & Associates^                9,300      182,838     Pinnacle West Capital Corp.     9,100       363,181
  Kla-Tencor Corp.                        3,200      133,024     Progress Energy, Inc.^         10,400       445,848
  Lam Research Corp.*^                    4,700      219,584     SCANA Corp.                    10,400       401,232
  Linear Technology Corp.^               21,000      703,290     Southern Co.                   14,000       448,700
  Marvell Technology Group*               9,000      398,970     TECO Energy, Inc.^             23,500       351,090
  Maxim Integrated Products^             50,400    1,618,344                                             ------------
  Mercury Interactive Corp.*              4,800      167,856   TOTAL COMMON STOCK - 65.5%
                                                                 (Cost $208,422,276)                    $252,107,338
                                                                                                         ------------


*Securities are non-income producing
^ A portion of these securities are on loan. At June 30, 2006, the total market value of the fund's securities on loan is $53,578,942 and the total market value of the collateral held by fund is $55,013,945.
ADR - American Depository Receipt



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
-----------------------------------------

                                                                             Principal
Fixed Income Securities                       Coupon        Maturity          Amount               Value
------------------------------------------  ------------ --------------- --------------     --------------
BASIC MATERIALS - 0.9%
    BHP Billiton Finance USA Ltd               7.250      03/01/2016     $       500,000    $       544,341
    International Paper Co.                    5.300      04/01/2015           1,000,000            920,857
    Rohm & Haas Co.                            9.800      04/15/2020             350,000            423,311
    Westvaco Corp.                             7.650      03/15/2027           1,500,000          1,522,695

COMMUNICATIONS - 4.4%
    Bell Canada                                9.500      10/15/2010           1,200,000          1,361,236
    CBS Corp.                                  8.625      08/01/2012           1,000,000          1,107,706
    CenturyTel, Inc.                           7.875      08/15/2012           1,500,000          1,585,551
    Cingular Wireless Services                 8.750      03/01/2031           1,000,000          1,226,024
    Comcast Cable Communications               8.375      03/15/2013           2,000,000          2,221,280
    COX Communications, Inc.                   6.850      01/15/2018           1,050,000          1,049,971
    Deutsche Telekom                           8.000      06/15/2010           1,900,000          2,039,783
    GTE Corp.                                  7.900      02/01/2027           1,000,000          1,042,604
    News America Holdings, Inc.                8.000      10/17/2016           1,000,000          1,120,630
    Nextel Communications, Inc.                7.375      08/01/2015           1,000,000          1,017,878
    TW, Inc.                                   9.125      01/15/2013           1,000,000          1,143,533
    Verizon New Jersey, Inc.                   8.000      06/01/2022             650,000            698,764
    Vodafone Group PLC                         5.375      01/30/2015           1,500,000          1,401,704

CONSUMER, CYCLICAL - 1.9%
    Autozone, Inc.                             5.500      11/15/2015           1,000,000            901,990
    DaimlerChrysler                            7.300      01/15/2012           1,000,000          1,040,623
    Darden Restaurants, Inc.                   7.125      02/01/2016           1,000,000          1,033,879
    Hilton Hotels Corp.                        7.200      12/15/2009             750,000            762,977
    Home Depot, Inc.                           5.400      03/01/2016           1,000,000            958,581
    May Department Stores Co.                  7.450      09/15/2011           1,000,000          1,056,999
    Sabre Holdings Corp.                       7.350      08/01/2011           1,500,000          1,530,972

CONSUMER, NON-CYCLICAL - 0.7%
    Anheuser-Busch Cos., Inc.                  7.125      07/01/2017           1,000,000          1,038,438
    Cendant Corp.                              7.375      01/15/2013           1,500,000          1,641,180

ENERGY - 1.1%
    Duke Capital LLC                           8.000      10/01/2019           2,000,000          2,261,292
    Louisiana Land & Exploration               7.625      04/15/2013           1,000,000          1,095,888
    Premcor Refining Group, Inc.               7.500      06/15/2015           1,000,000          1,032,783




See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
-----------------------------------------

                                                                             Principal
Fixed Income Securities                       Coupon        Maturity          Amount               Value
------------------------------------------  ------------ --------------- --------------     --------------
FINANCIAL - 7.8%
    ABN Amro Bank                              7.300      12/01/2026     $     1,000,000    $     1,005,480
    BankAmerica Institutional Capital*         7.700      12/31/2026           1,000,000          1,044,595
    Bank of America Corp.                      7.750      08/15/2015           1,250,000          1,396,093
    Bank One Corp.                            10.000      08/15/2010             750,000            856,221
    Bankers Trust Corp.                        7.500      11/15/2015           1,000,000          1,091,683
    BT Capital Trust B                         7.900      01/15/2027             549,000            572,434
    Capital One Financial Corp.                4.800      02/21/2012           1,000,000            943,325
    Chase Capital I                            7.670      12/01/2026           2,000,000          2,086,384
    CitiFinancial                              6.625      06/01/2015           1,250,000          1,307,660
    Comerica Bank                              7.125      12/01/2013           1,050,000          1,058,270
    Countrywide Home Loans, Inc.               4.000      03/22/2011           1,500,000          1,380,038
    Credit Suisse USA, Inc.                    6.500      01/15/2012           1,000,000          1,031,849
    General Electric Capital Corp.             5.000      03/30/2019           1,000,000            892,952
    Goldman Sachs Group, Inc.                  6.875      01/15/2011           1,000,000          1,039,084
    Hartford Financial Services Group          7.300      11/01/2015           1,000,000          1,080,960
    HSBC Finance Corp.                         6.375      08/01/2010           1,000,000          1,020,945
    Jefferies Group, Inc.                      7.750      03/15/2012           1,500,000          1,611,269
    JP Morgan Chase Capital XIII               6.449      09/30/2034           2,000,000          1,997,400
    MBIA, Inc.                                 9.375      02/15/2011             950,000          1,086,378
    MBIA, Inc.                                 5.700      12/01/2034           1,000,000            884,638
    Morgan Stanley                             6.750      10/15/2013           1,000,000          1,034,428
    Morgan Stanley                             4.750      04/01/2014           1,000,000            916,820
    Ohio National Financial Services*          7.000      07/15/2011           1,000,000          1,040,717
    Republic New York Corp.                    7.000      03/22/2011             500,000            522,226
    Santander Financial Issuances              6.375      02/15/2011           1,000,000          1,023,036
    Societe Generale                           5.500      09/22/2017           1,000,000            948,712
    Washington Mutual, Inc.                    8.250      04/01/2010           1,000,000          1,072,270

GOVERNMENT - 5.1%
    Fannie Mae                                 5.000      12/30/2019           2,000,000          1,900,625
    Fannie Mae                                 5.700      02/18/2020           1,500,000          1,427,813
    Fannie Mae                                 5.610      02/24/2020           1,000,000            946,875
    Fannie Mae                                 5.750      07/30/2023           1,000,000            942,188
    Federal Farm Credit Bank                   5.450      07/28/2014           1,000,000            971,250
    Federal Home Loan Bank System              5.550      05/04/2015           1,500,000          1,457,344
    Federal Home Loan Bank System              5.600      08/24/2015           1,500,000          1,458,281
    Federal Home Loan Bank System              5.600      08/24/2015           1,000,000            972,188
    Federal Home Loan Bank System              5.750      10/15/2019           1,000,000            957,500
    Freddie Mac                                5.500      07/28/2015           1,000,000            970,110



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
-----------------------------------------

                                                                             Principal
Fixed Income Securities                       Coupon        Maturity          Amount               Value
------------------------------------------  ------------ --------------- --------------     --------------
GOVERNMENT - 5.1% (Continued)
    Freddie Mac                                6.000      11/20/2015     $     1,000,000    $       986,244
    Freddie Mac                                5.270      09/06/2017           1,915,000          1,840,876
    Freddie Mac                                5.000      02/25/2019           1,300,000          1,243,297
    Freddie Mac                                5.700      03/11/2019           2,000,000          1,915,106
    United States Treasury                     3.625      01/15/2010             750,000            714,082
    United States Treasury^                    4.125      08/15/2008           1,000,000            980,430

INDUSTRIAL - 1.8%
    Clark Equipment Co.                        8.000      05/01/2023             500,000            591,946
    FedEx Corp.                                8.760      05/22/2015           1,500,000          1,644,825
    Goodrich Corp.                             6.800      02/01/2018           1,000,000          1,024,887
    Koninklijke Philips Electronics            7.250      08/15/2013           1,000,000          1,066,094
    Northrop Grumman                           6.250      01/15/2010             750,000            755,282
    Thomas & Betts Corp.                       7.250      06/01/2013           1,800,000          1,878,449

MORTGAGE SECURITIES - 4.8%
    Fannie Mae Pool                            6.500      12/01/2032             832,308            839,899
    Fannie Mae Pool                            7.000      04/01/2033           1,294,382          1,325,807
    Fannie Mae Pool                            5.057      10/01/2035           1,388,865          1,349,821
    Freddie Mac Gold Pool                      6.500      09/01/2031           1,139,994          1,152,022
    Freddie Mac Gold Pool                      7.000      10/01/2031           1,717,554          1,759,255
    Freddie Mac Gold Pool                      6.500      02/01/2032           1,545,598          1,560,127
    Freddie Mac Gold Pool                      6.500      08/01/2032           1,286,740          1,298,836
    Freddie Mac Gold Pool                      6.500      12/01/2032           1,927,789          1,946,569
    Freddie Mac Gold Pool                      6.500      04/01/2033             866,701            875,144
    Freddie Mac Gold Pool                      6.500      10/01/2034           1,358,431          1,371,201
    Ginnie Mae                                 5.500      07/20/2033           1,282,733          1,239,683
    Ginnie Mae                                 5.500      09/20/2035           2,389,944          2,307,909
    Ginnie Mae                                 6.000      10/20/2035           1,411,170          1,396,625

TECHNOLOGY - 0.2%
    First Data Corp.                           4.700      08/01/2013           1,000,000            932,953

UTILITIES - 2.4%
    Constellation Energy Group, Inc.           4.550      06/15/2015           1,250,000          1,106,925
    Dominion Resources, Inc.                   7.195      09/15/2014           2,000,000          2,101,314




See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
-----------------------------------------

                                                                             Principal
Fixed Income Securities                       Coupon        Maturity          Amount               Value
------------------------------------------  ------------ --------------- --------------     --------------
UTILITIES - 2.4% (Continued)
    Entergy Gulf States, Inc.                  5.250      08/01/2015     $     1,750,000    $     1,591,335
    Jersey Central Power & Light               6.750      11/01/2025             750,000            743,152
    Northern States Power                      8.000      08/28/2012           1,000,000          1,110,203
    PSEG Power LLC                             5.500      12/01/2015           1,000,000            943,209
    TXU Electric Delivery Co.                  6.375      01/15/2015           1,000,000          1,002,319
    TXU Energy Co LLC^                         7.000      03/15/2013             500,000            510,369
                                                                                            ----------------
TOTAL FIXED-INCOME SECURITIES - 31.1%
    (Cost $122,392,471)                                                                         119,839,706

INVESTMENT OF CASH COLLATERAL - 14.7%
    CSFB Enhanced Liquidity Fund                                              56,553,645         56,553,645

REPURCHASE AGREEMENT - 2.8%
    Fifth Third Bank, 5.00%, 7/3/06,
    dated 6/30/06, with maturity value of
    $10,485,645 (Collateralized by $11,052,000
    Freddie Mac obligation, 3.45%,
     3/12/08, market value $10,796,655)                                  $    10,481,278         10,481,278
                                                                                            ----------------
TOTAL INVESTMENTS IN SECURITIES - 114.1%
    (Cost $397,849,670)                                                                         438,981,967

OTHER ASSETS LESS LIABILITIES - (14.1%)                                                         (54,213,371)
                                                                                            ----------------
TOTAL NET ASSETS - 100.0%                                                                   $   384,768,596
                                                                                            ================




^ A portion of these securities are on loan. At June 30, 2006, the total market value of the fund's securities on loan is $1,508,457 and the total value of the collateral held by fund is $1,539,700.
* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration.
At June 30, 2006, the aggregate market value of these securities amounted to $2,085,312 or .54% of net assets.

ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)
JUNE 30, 2006
-----------------------------------------------------

[EDGAR REFERENCE - PIE CHART FOR SUMMARY OF PORTFOLIO
HOLDINGS AS OF JUNE 30, 2006]

Corporate.................................... 52.3%
High Yield................................... 16.6%
Mortgage-Backed.............................. 14.5%
Govt. Agency................................. 10.8%
Cash & Other.................................  5.8%


TOP TEN HOLDINGS*
--------------------
Duke Capital LLC 8.00% 2019.................. 1.42%
Federal Farm Credit Banks 5.60% 2014......... 0.89%
Freddie Mac Gold Pool 7.00% 2032............. 0.89%
Federal Home Loan Bank System 5.65% 2015..... 0.86%
Freddie Mac 5.625% 2015...................... 0.85%
Freddie Max Gold Pool 6.50% 2032............. 0.82%
Countrywide Alternative Loan 7.00% 2036...... 0.78%
Eastman Chemical Co. 7.25% 2024.............. 0.76%
Freddie Mac Gold Pool 7.00% 2031............. 0.75%
Fannie Mae 6.00% 2012........................ 0.75%

  *Percentages based on Total Net Assets



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
-------------------------------------------------


                                                                           Principal
Fixed Income Securities                        Coupon      Maturity          Amount            Value
-------------------------------------------  ----------- -------------  ---------------   --------------
BASIC MATERIALS - 3.6%
    AK Steel Corp.^                              7.875    02/15/2009    $    2,250,000    $   2,238,749
    Appleton Papers, Inc.                        8.125    06/15/2011         2,000,000        2,019,999
    CRA Finance Ltd.                             7.125    12/01/2013           500,000          545,649
    Eastman Chemical Co.                         7.250    01/15/2024         3,000,000        3,035,610
    Equistar Chemicals LP                       10.125    09/01/2008           630,000          663,075
    Placer Dome, Inc.                            7.750    06/15/2015         1,500,000        1,637,348
    Westvaco Corp.                               7.650    03/15/2027         2,250,000        2,284,043
    Weyerhaeuser Co.                             6.950    08/01/2017         1,955,000        1,991,113

COMMUNICATIONS - 9.6%
    ABC, Inc.                                    8.750    08/15/2021         1,242,000        1,550,273
    Bell Canada                                  9.500    10/15/2010         2,250,000        2,552,316
    CBS Corp.                                    8.625    08/01/2012           750,000          830,780
    Cingular Wireless Services                   8.750    03/01/2031         2,000,000        2,452,048
    Comcast Cable Communications                 8.375    03/15/2013         1,000,000        1,110,639
    COX Communications, Inc.                     6.850    01/15/2018         1,250,000        1,249,965
    COX Enterprises, Inc.*                       7.375    07/15/2027         1,000,000        1,018,781
    CSC Holdings, Inc.                           7.625    04/01/2011         2,000,000        1,999,999
    Deutsche Telekom                             8.000    06/15/2010         2,000,000        2,147,140
    Echostar DBS Corp.                           6.625    10/01/2014         3,000,000        2,820,000
    GCI, Inc.                                    7.250    02/15/2014         2,500,000        2,412,500
    GTE Corp.                                    8.750    11/01/2021         1,500,000        1,745,748
    New York Telephone Co.                       6.125    01/15/2010         1,000,000          990,183
    News America Holdings, Inc.                  8.000    10/17/2016         1,000,000        1,120,630
    News America Holdings, Inc.                  8.250    08/10/2018         2,000,000        2,290,644
    Nextel Communications, Inc.                  7.375    08/01/2015         2,800,000        2,850,058
    Rogers Cable, Inc.                           6.250    06/15/2013         2,000,000        1,875,000
    Tele-Communications-TCI Group                9.800    02/01/2012         2,000,000        2,307,198
    Turner Broadcasting System, Inc.             8.375    07/01/2013           750,000          825,349
    TW, Inc.                                     9.125    01/15/2013         1,000,000        1,143,533
    TW, Inc.                                     7.250    10/15/2017         1,000,000        1,047,008
    Verizon New Jersey, Inc.                     8.000    06/01/2022         1,000,000        1,075,022
    Walt Disney Co.                              6.300    01/25/2022         1,000,000          974,812

CONSUMER, CYCLICAL - 12.1%
    Auburn Hills Trust                          12.375    05/01/2020           400,000          564,596
    Autozone, Inc.                               5.500    11/15/2015         2,500,000        2,254,978



See Notes To Financial Statements
                                                        -24-



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
-------------------------------------------------


                                                                           Principal
Fixed Income Securities                        Coupon      Maturity          Amount            Value
-------------------------------------------  ----------- -------------  ---------------   --------------
CONSUMER, CYCLICAL - 12.1% (Continued)
    Beazer Homes USA, Inc.                       8.375    04/15/2012    $    2,500,000    $   2,500,000
    Boyd Gaming Corp.                            8.750    04/15/2012         1,000,000        1,047,499
    Brown Shoe Co., Inc.                         8.750    05/01/2012         2,640,000        2,712,600
    DaimlerChrysler                              6.500    11/15/2013         2,500,000        2,498,643
    Darden Restaurants, Inc.                     7.125    02/01/2016         2,000,000        2,067,758
    Harrah's Operating Co., Inc.                 5.375    12/15/2013         2,500,000        2,311,108
    K Hovnanian Enterprises, Inc.                8.875    04/01/2012         2,000,000        1,990,000
    Majestic Star Casino LLC                     9.500    10/15/2010         2,000,000        2,095,000
    Mandalay Resort Group                        9.375    02/15/2010         2,000,000        2,105,000
    May Department Stores Co.                    8.300    07/15/2026         2,000,000        2,084,106
    McDonald's Corp.                             7.310    09/15/2027         2,500,000        2,532,828
    MDC Holdings, Inc.                           5.500    05/15/2013         2,000,000        1,825,620
    Meritor Automotive, Inc.                     6.800    02/15/2009           348,000          336,690
    Mohawk Industries, Inc.                      7.200    04/15/2012         2,000,000        2,061,196
    MTR Gaming Group, Inc.                       9.750    04/01/2010         1,750,000        1,848,438
    OED Corp.                                    8.750    04/15/2012         2,000,000        2,012,500
    Sabre Holdings Corp.                         7.350    08/01/2011         2,000,000        2,041,296
    Standard-Pacific Corp.                       9.250    04/15/2012         2,000,000        1,987,500
    Technical Olympic USA, Inc.^                 9.000    07/01/2010         2,500,000        2,431,250
    Toro Co.                                     7.800    06/15/2027         2,050,000        2,221,560
    WCI Communities, Inc.                        9.125    05/01/2012         2,500,000        2,343,750
    Yum! Brands, Inc.                            8.875    04/15/2011         2,000,000        2,227,484

CONSUMER, NON-CYCLICAL - 4.2%
    Anheuser-Busch Cos., Inc.                    7.125    07/01/2017         2,500,000        2,596,095
    Archer-Daniels-Midland Co.                   8.375    04/15/2017         1,000,000        1,178,470
    Biovail Corp.                                7.875    04/01/2010         2,500,000        2,531,250
    Cendant Corp.                                7.375    01/15/2013         2,000,000        2,188,240
    ConAgra Foods, Inc.                          9.750    03/01/2021         1,500,000        1,851,894
    HCA, Inc.                                    7.190    11/15/2015         2,000,000        1,927,558
    Rent-A-Center, Inc.                          7.500    05/01/2010         2,040,000        2,029,800
    Valassis Communications, Inc.                6.625    01/15/2009         2,550,000        2,567,621

DIVERSIFIED - 0.6%
    Leucadia National Corp.                      7.000    08/15/2013         2,500,000        2,425,000




See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
-------------------------------------------------


                                                                           Principal
Fixed Income Securities                        Coupon      Maturity          Amount            Value
-------------------------------------------  ----------- -------------  ---------------   --------------
ENERGY - 4.7%
    Anadarko Petroleum Corp.                     7.200    03/15/2029    $    2,860,000    $   2,960,600
    Burlington Resources, Inc.                   9.125    10/01/2021           700,000          906,562
    ConocoPhillips                               7.125    03/15/2028         1,000,000        1,002,385
    Devon OEI Operating, Inc.                    7.500    09/15/2027         2,500,000        2,682,853
    Duke Capital LLC                             8.000    10/01/2019         5,000,000        5,653,230
    Louisiana Land & Exploration                 7.625    04/15/2013         1,000,000        1,095,888
    Louisiana Land & Exploration                 7.650    12/01/2023           750,000          865,598
    Noble Drilling Corp.                         7.500    03/15/2019         2,350,000        2,617,595
    USX Corp.                                    9.375    02/15/2012           750,000          867,274

FINANCIAL - 21.7%
    Amvescap PLC                                 5.375    02/27/2013         2,000,000        1,913,232
    Bankers Trust Corp.                          7.500    11/15/2015         2,500,000        2,729,209
    Chase Capital I                              7.670    12/01/2026         2,000,000        2,086,383
    Cigna Corp.                                  7.650    03/01/2023         1,500,000        1,590,719
    Cigna Corp.                                  7.875    05/15/2027         1,000,000        1,098,752
    CIT Capital Trust I                          7.700    02/15/2027         1,500,000        1,563,127
    Citigroup, Inc.                              6.000    10/31/2033         3,000,000        2,842,023
    Comerica Bank                                7.125    12/01/2013         1,500,000        1,511,813
    Comerica Bank                                8.375    07/15/2024           800,000          904,430
    Continental Corp.                            8.375    08/15/2012         1,100,000        1,188,139
    Countrywide Capital I                        8.000    12/15/2026         2,516,000        2,534,324
    E*Trade Financial Corp.                      8.000    06/15/2011         2,500,000        2,550,000
    Fairfax Financial Holdings Ltd.^             7.750    04/26/2012         2,000,000        1,740,000
    Fidelity National Title Group, Inc.          7.300    08/15/2011         2,500,000        2,542,848
    GAMCO Investors, Inc.                        5.500    05/15/2013         1,000,000          950,512
    General Electric Capital Corp.               5.000    03/30/2019         3,000,000        2,678,856
    General Motors Acceptance Corp.              6.125    08/28/2007         2,000,000        1,979,084
    Goldman Sachs Group LP*                      8.000    03/01/2013         2,500,000        2,752,113
    Hartford Financial Services Group            7.300    11/01/2015         1,500,000        1,621,440
    HSBC America Capital Trust II*               8.380    05/15/2027         1,000,000        1,059,048
    HSBC Finance Corp.                           6.375    08/01/2010         1,000,000        1,020,945
    Jefferies Group, Inc.                        7.750    03/15/2012         2,555,000        2,744,527
    JPM Capital Trust II                         7.950    02/01/2027         1,000,000        1,048,444
    JPMorgan Chase & Co.                         6.625    03/15/2012           500,000          517,702
    Kingsway America, Inc.                       7.500    02/01/2014         2,500,000        2,475,463



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
-------------------------------------------------


                                                                           Principal
Fixed Income Securities                        Coupon      Maturity          Amount            Value
-------------------------------------------  ----------- -------------  ---------------   --------------
FINANCIAL - 21.7% (Continued)
    Lehman Brothers Holdings, Inc.               8.500    08/01/2015    $    2,000,000    $   2,317,818
    Lincoln National Corp.                       7.000    03/15/2018           891,000          932,837
    Loews Corp.                                  8.875    04/15/2011         1,440,000        1,600,645
    MBIA, Inc.                                   9.375    02/15/2011         1,233,000        1,410,005
    MBIA, Inc.                                   5.700    12/01/2034         1,500,000        1,326,957
    MBNA Capital A                               8.278    12/01/2026         2,000,000        2,096,736
    Mellon Capital II                            7.995    01/15/2027         1,000,000        1,047,960
    Morgan Stanley                               6.750    10/15/2013         1,250,000        1,293,035
    Morgan Stanley Group, Inc.                   7.000    10/01/2013         1,000,000        1,038,658
    NCNB Corp.                                  10.200    07/15/2015         1,000,000        1,283,809
    Ohio National Financial Services*            7.000    07/15/2011         2,000,000        2,081,434
    Provident Cos., Inc.                         7.000    07/15/2018         2,500,000        2,413,688
    Providian Capital I*                         9.525    02/01/2027         2,000,000        2,123,926
    Republic New York Corp.                      9.125    05/15/2021         1,000,000        1,235,966
    Santander Financial Issuances                6.375    02/15/2011           750,000          767,277
    Societe Generale                             5.500    09/22/2017         2,000,000        1,897,424
    SunTrust Banks, Inc.                         6.000    02/15/2026         1,880,000        1,835,651
    Transamerica Capital II*                     7.650    12/01/2026         2,500,000        2,675,140
    Travelers Property Casualty Corp.            7.750    04/15/2026         1,742,000        1,965,377
    Union Planters Capital Trust A               8.200    12/15/2026         2,750,000        2,876,588
    US Trust Capital Trust A*                    8.414    02/01/2027         1,000,000        1,049,987
    Washington Mutual, Inc.                      8.250    04/01/2010         2,500,000        2,680,675
    XL Capital Ltd.                              6.375    11/15/2024         3,000,000        2,837,112

GOVERNMENT - 10.8%
    Fannie Mae                                   6.000    12/14/2012         3,000,000        2,976,563
    Fannie Mae                                   5.550    06/08/2015         2,000,000        1,945,625
    Fannie Mae                                   5.600    07/27/2015         2,000,000        1,948,125
    Fannie Mae                                   6.000    03/09/2021         2,000,000        1,958,750
    Federal Farm Credit Bank                     5.600    11/21/2012         2,000,000        1,970,000
    Federal Farm Credit Bank                     5.600    10/04/2013         2,000,000        1,962,500
    Federal Farm Credit Bank                     5.600    08/18/2014         3,615,000        3,530,273
    Federal Farm Credit Bank                     5.500    02/23/2015         2,000,000        1,941,250
    Federal Home Loan Bank System                5.650    04/28/2015         3,500,000        3,413,594
    Federal Home Loan Bank System                5.550    05/04/2015         3,000,000        2,914,688



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
-------------------------------------------------


                                                                           Principal
Fixed Income Securities                        Coupon      Maturity          Amount            Value
-------------------------------------------  ----------- -------------  ---------------   --------------
GOVERNMENT - 10.8% (Continued)
    Federal Home Loan Bank System                5.600    08/24/2015    $    3,000,000    $   2,916,563
    Federal Home Loan Bank System                5.600    08/24/2015         3,000,000        2,916,563
    Freddie Mac                                  5.625    04/21/2015         3,500,000        3,380,395
    Freddie Mac                                  5.500    07/28/2015         3,000,000        2,910,330
    Freddie Mac                                  5.000    01/31/2017         2,500,000        2,393,043
    Freddie Mac                                  5.000    02/25/2019         2,000,000        1,912,764
    Freddie Mac                                  6.500    06/14/2024         2,000,000        1,956,664

INDUSTRIAL - 5.6%
    Burlington Northern, Inc.                    8.750    02/25/2022         2,000,000        2,470,675
    Case New Holland, Inc.                       9.250    08/01/2011         2,500,000        2,631,249
    Clark Equipment Co.                          8.000    05/01/2023           500,000          591,945
    CSX Transportation, Inc.                     9.750    06/15/2020         1,500,000        1,944,231
    FedEx Corp.                                  7.630    01/01/2015         1,000,000        1,029,240
    FedEx Corp.                                  8.760    05/22/2015           750,000          822,413
    Goodrich Corp.                               6.800    02/01/2018           750,000          768,665
    Gulfmark Offshore, Inc.                      7.750    07/15/2014         2,375,000        2,315,625
    Ingersoll-Rand Co.                           9.000    08/15/2021           305,000          396,697
    Koninklijke Philips Electronics              7.250    08/15/2013         2,000,000        2,132,188
    Northrop Grumman                             9.375    04/15/2021         1,000,000        1,261,877
    Pactiv Corp.                                 7.950    12/15/2025         2,500,000        2,640,563
    Stagecoach Transport Holdings                8.625    11/15/2009           500,000          535,130
    Thomas & Betts Corp.                         7.250    06/01/2013         2,500,000        2,608,958

MORTGAGE SECURITIES - 14.5%
    Countrywide Alternative Loan                 7.000    02/25/2036         3,093,397        3,117,213
    Fannie Mae Pool                              6.500    07/01/2029           915,254          924,569
    Fannie Mae Pool                              6.500    08/01/2029         1,180,245        1,192,258
    Fannie Mae Pool                              7.000    02/01/2032         2,470,809        2,533,791
    Fannie Mae Pool                              6.500    04/01/2032         1,929,504        1,946,534
    Fannie Mae Pool                              6.500    06/01/2032         2,759,776        2,784,134
    Fannie Mae Pool                              6.000    11/01/2032         2,587,891        2,558,236
    Fannie Mae Pool                              6.500    12/01/2032         2,368,876        2,390,482
    Fannie Mae Pool                              7.000    04/01/2033         2,024,547        2,073,698



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
-------------------------------------------------


                                                                           Principal
Fixed Income Securities                        Coupon      Maturity          Amount            Value
-------------------------------------------  ----------- -------------  ---------------   --------------
MORTGAGE SECURITIES - 14.5% (Continued)
    Fannie Mae Pool                              6.000    04/01/2035    $    2,528,437    $   2,496,357
    Fannie Mae Pool                              5.057    10/01/2035         2,330,004        2,264,503
    Freddie Mac Gold Pool                        6.500    09/01/2031         1,864,704        1,884,379
    Freddie Mac Gold Pool                        7.000    10/01/2031         2,931,147        3,002,315
    Freddie Mac Gold Pool                        6.500    02/01/2032         2,475,376        2,498,645
    Freddie Mac Gold Pool                        6.500    05/01/2032         3,218,252        3,248,505
    Freddie Mac Gold Pool                        7.000    05/01/2032         3,444,110        3,528,382
    Freddie Mac Gold Pool                        6.500    08/01/2032         1,715,652        1,731,780
    Freddie Mac Gold Pool                        6.500    04/01/2033         2,600,103        2,625,433
    Freddie Mac Gold Pool                        7.000    09/01/2033           953,638          978,274
    Freddie Mac Gold Pool                        6.500    10/01/2034         1,658,695        1,674,288
    Freddie Mac Gold Pool                        6.000    04/01/2035         2,631,076        2,592,127
    Freddie Mac Gold Pool                        6.000    10/01/2035         2,693,280        2,653,411
    Ginnie Mae                                   7.000    09/20/2029         2,500,333        2,563,070
    Ginnie Mae                                   7.000    06/15/2031         1,697,324        1,751,587
    Ginnie Mae                                   6.000    10/20/2035         2,795,958        2,767,142

TECHNOLOGY - 0.6%
    Unisys Corp.^                                6.875    03/15/2010         2,500,000        2,334,375

UTILITIES - 6.2%
    Commonwealth Edison Co.                      6.950    07/15/2018         2,000,000        2,017,943
    Constellation Energy Group, Inc.             4.550    06/15/2015         2,000,000        1,771,080
    Dominion Resources, Inc.                     8.125    06/15/2010         2,500,000        2,682,988
    Entergy Louisiana LLC                        5.090    11/01/2014         2,500,000        2,284,968
    Hydro Quebec                                 8.400    01/15/2022           300,000          378,796
    Indianapolis Power & Light                   7.050    02/01/2024         1,000,000        1,002,274
    Jersey Central Power & Light                 6.750    11/01/2025         1,619,000        1,604,217



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
-------------------------------------------------


                                                                           Principal
Fixed Income Securities                        Coupon      Maturity          Amount            Value
-------------------------------------------  ----------- -------------  ---------------   --------------
UTILITIES - 6.2% (Continued)
    Ohio Power Co.                               6.375    07/15/2033    $    2,000,000    $   1,876,974
    PSEG Power LLC                               5.500    12/01/2015         1,500,000        1,414,814
    Reliant Energy HL&P                          9.150    03/15/2021         2,300,000        2,836,266
    Southern Co Capital Funding, Inc.            5.750    11/15/2015         2,000,000        1,952,162
    TXU Electric Delivery Co.                    6.375    01/15/2015         1,000,000        1,002,319
    TXU Energy Co LLC^                           7.000    03/15/2013         2,000,000        2,041,476
    United Utilities PLC                         5.375    02/01/2019         2,000,000        1,810,412

TOTAL FIXED INCOME SECURITIES - 94.2%
    (Cost $380,658,842)                                                                     375,175,686

INVESTMENT OF CASH COLLATERAL - 2.2%
    CSFB Enhanced Liquidity Fund                                             8,772,935        8,772,935

REPURCHASE AGREEMENT - 3.2%
    Fifth Third Bank, 5.00%, 7/3/06,
    dated 6/30/06, with maturity value of
    $12,790,438 (Collateralized by $13,481,000
    Freddie Mac obligation, 3.45%,
     3/12/08, market value $13,169,535)                                 $   12,785,111       12,785,111
                                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES - 99.6%
    (Cost $402,216,888)                                                                     396,733,732

OTHER ASSETS LESS LIABILITIES - 0.4%                                                          1,701,656
                                                                                          --------------
TOTAL NET ASSETS - 100.0%                                                                 $ 398,435,388
                                                                                          ==============




^ A portion of these securities are on loan. At June 30, 2006, the total market value of the fund's securities on loan is $8,563,396 and the total market value of the collateral held by fund is $8,772,935.
* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At June 30, 2006,the aggregate market value of these securities amounted to $12,760,429 or 3.20% of net assets.

See Notes To Financial Statements

ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)
JUNE 30, 2006
-----------------------------------------------------

[EDGAR REFERENCE - PIE CHART FOR SUMMARY OF PORTFOLIO
HOLDINGS AS OF JUNE 30, 2006]

Consumer Non-Cyclical........................ 21.2%
Industrial................................... 17.8%
Technology................................... 14.0%
Consumer Cyclical............................ 13.8%
Financial.................................... 11.0%
Communications............................... 10.7%
Energy.......................................  7.8%
Cash & Other Assets..........................  3.0%
Basic Materials..............................  0.7%


TOP TEN HOLDINGS*
--------------------
General Electric Co.......................... 2.80%
Procter & Gamble Co.......................... 2.40%
Microsoft Corp............................... 2.39%
Johnson & Johnson............................ 2.17%
Google, Inc.................................. 1.83%
Cisco Systems, Inc........................... 1.70%
Wal-Mart Stores, Inc......................... 1.66%
PepsiCo, Inc................................. 1.32%
Citigroup, Inc............................... 1.20%
American International Group................. 1.18%

  *Percentages based on Total Net Assets



ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
-------------------------------------------------


                                                                                               Shares/
Common Stock                     Shares   Value                    Common Stock               Principal    Value
-------------------------------- ------- ----------- -------------------------------------- ----------- ------------
BASIC MATERIALS - 0.7%                               CONSUMER, NON-CYCLICAL - 21.2%
  Carpenter Technology Corp.      1,000  $ 115,500     Abbott Laboratories                       4,300  $   187,523
  Southern Copper Corp.^          1,500    133,695     Aetna, Inc.                               2,300       91,839
                                                       Altria Group, Inc.                        5,450      400,194
COMMUNICATIONS - 10.7%                                 Amgen, Inc.*                              6,100      397,903
  America Movil - ADR             5,750    191,245     Archer-Daniels-Midland Co.                7,900      326,112
  Cisco Systems, Inc.*           29,900    583,947     Becton Dickinson & Co.                    3,550      217,012
  Corning, Inc.*                  9,000    217,710     Biogen Idec, Inc.*                        5,400      250,128
  eBay, Inc.*                     9,800    287,042     Cardinal Health, Inc.                     2,550      164,042
  Google, Inc.*                   1,500    628,995     Coca-Cola Co.                             5,650      243,063
  IAC/InterActiveCorp.*^          6,100    161,589     Endo Pharmaceuticals*                     5,000      164,900
  McGraw-Hill Cos., Inc.          3,000    150,690     Forest Laboratories, Inc.*                2,100       81,249
  Motorola, Inc.                 11,550    232,733     Genentech, Inc.*                          3,850      314,930
  Netease.com - ADR*              6,200    138,446     Genzyme Corp.*                            1,700      103,785
  Qualcomm, Inc.                  9,700    388,679     Gilead Sciences, Inc.*                    4,900      289,884
  Sprint Nextel Corp.             6,794    135,812     Hansen Natural Corp.*^                      700      133,259
  Walt Disney Co.                 6,000    180,000     Johnson & Johnson                        12,450      746,004
  Yahoo!, Inc.*^                 11,400    376,200     McKesson Corp.                            3,350      158,388
                                                       Medtronic, Inc.^                          7,800      365,976
CONSUMER, CYCLICAL - 13.8%                             Moody's Corp.                             2,050      111,643
  Bed Bath & Beyond, Inc.*^       5,800    192,386     Paychex, Inc.                             6,100      237,778
  Best Buy Co., Inc.              4,350    238,554     PepsiCo., Inc.                            7,550      453,302
  Coach, Inc.*                    6,200    185,380     Pfizer, Inc.                              8,275      194,214
  Coldwater Creek, Inc.*^         5,100    136,476     Procter & Gamble Co.                     14,800      822,880
  Guess ?, Inc.*^                 4,500    187,875     Quest Diagnostics, Inc.^                  4,000      239,680
  Harrah's Entertainment, Inc.    4,200    298,956     Teva Pharmaceutical - ADR^                3,600      113,724
  Home Depot, Inc.                9,800    350,742     Varian Medical Systems*                   2,500      118,375
  International Game Tech.        7,300    276,962     WellPoint, Inc.*                          4,700      342,019
  Kohl's Corp.*                   4,900    289,688
  Las Vegas Sands Corp.*          3,700    288,082   ENERGY - 7.8%
  Life Time Fitness, Inc.*^       3,200    148,064     Cameron International Corp.*              2,250      107,325
  Lowe's Cos., Inc.               6,150    373,121     ConocoPhillips                            3,749      245,672
  Nike, Inc.                      2,900    234,900     Core Laboratories*                        2,700      164,808
  Scientific Games Corp.*         3,000    106,860     EOG Resources, Inc.                       1,850      128,279
  Staples, Inc.                  12,550    305,593     Exxon Mobil Corp.                         5,544      340,124
  Starbucks Corp.*                7,050    266,208     Foundation Coal Holdings                  3,600      168,948
  Station Casinos, Inc.           4,150    282,532     Grant Prideco, Inc.*                      3,400      152,150
  Wal-Mart Stores, Inc.          11,800    568,406     Halliburton Co.                           3,300      244,893
                                                       Occidental Petroleum Corp.                1,750      179,463
                                                       Peabody Energy Corp.                      2,550      142,163
                                                       Schlumberger Ltd.                         4,200      273,462
                                                       Transocean, Inc.*                         1,750      140,560
                                                       Ultra Petroleum Corp.*                    1,500       88,905
                                                       Valero Energy Corp.                       2,000      133,040
                                                       Weatherford International*                3,050      151,341


See Notes To Financial Statements
                                                          -32-



ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
-------------------------------------------------


                                                     Common Stock, Cash Collateral           Shares/
Common Stock                     Shares   Value          and Repurchase Ageeement           Principal    Value
-------------------------------- ------- ----------- -------------------------------------- ----------- ------------
FINANCIAL - 11.0%                                    TECHNOLOGY - 14.0%
  American Express Co.            5,300  $ 282,066     Altera Corp.*                             9,000  $   157,950
  American International Group    6,837    403,725     Apple Computer, Inc.*                     5,100      292,077
  BlackRock, Inc.                 1,500    208,755     Broadcom Corp.*                           4,675      141,793
  Capital One Financial Corp.     1,900    162,355     Citrix Systems, Inc.*                     4,400      176,440
  Cbot Holdings, Inc.*^           1,800    215,262     Cognizant Technology Sol.*                1,750      117,898
  Chicago Mercantile                600    294,690     Dell, Inc.*                               8,100      198,126
  Citigroup, Inc.                 8,516    410,812     EMC Corp.*                               26,000      285,220
  E*Trade Financial Corp.*        4,700    107,254     First Data Corp.                          7,450      335,548
  Franklin Resources, Inc.        2,650    230,047     Marvell Technology Group*                 4,200      186,186
  Goldman Sachs Group, Inc.       2,400    361,032     Microchip Technology, Inc.                4,900      164,395
  Lehman Brothers Holdings        3,400    221,510     Microsoft Corp.                          35,200      820,160
  Merrill Lynch & Co, Inc.        4,450    309,542     National Semiconductor                    5,700      135,945
  State Street Corp.              5,100    296,259     Network Appliance, Inc.*^                 7,000      247,100
  Wells Fargo & Co.               4,150    278,382     Nvidia Corp.*                             6,000      127,740
                                                       Oracle Corp.*                            25,200      365,148
INDUSTRIAL - 17.8%                                     SanDisk Corp.*                            2,000      101,960
  3M Co.                          3,650    294,811     SAP AG - ADR                              6,900      362,388
  Boeing Co.                      3,500    286,685     Seagate Technology*                       5,500      124,520
  Burlington Northern Santa Fe    3,200    253,600     Texas Instruments, Inc.                   8,800      266,552
  Caterpillar, Inc.               3,600    268,128     Wipro Ltd. - ADR^                        16,500      211,695
  Ceradyne, Inc.*^                3,050    150,945                                                      ------------
  CH Robinson Worldwide, Inc.^    4,100    218,530   TOTAL COMMON STOCK - 97.0%
  Danaher Corp.^                  5,000    321,600     (Cost $33,321,334)                                33,293,952
  Eagle Materials, Inc.           2,100     99,750
  Expeditors International^       3,950    221,240   INVESTMENT OF CASH COLLATERAL - 10.9%
  Garmin Ltd.^                    2,500    263,600     CSFB Enhanced Liquidity Fund          3,750,400    3,750,400
  General Dynamics Corp.^         4,700    307,662
  General Electric Co.           29,200    962,432   REPURCHASE AGREEMENT - 5.0%
  Honeywell International, Inc.   6,800    274,040     Fifth Third Bank, 5.00%, 7/3/06,
  Illinois Tool Works, Inc.       4,000    190,000     dated 6/30/06, with maturity value of
  Jabil Circuit, Inc.             4,700    120,320     $1,719,214 (Collateralized by $1,812,000
  JLG Industries, Inc.            5,200    117,000     Freddie Mac obligation, 3.45%,
  Joy Global, Inc.                3,250    169,293      3/12/08, market value $1,770,136)   $1,718,498    1,718,498
  L-3 Communications Hldgs.^      2,300    173,466                                                      ------------
  Lockheed Martin Corp.           3,800    272,612   TOTAL INVESTMENTS IN SECURITIES - 112.9%
  Norfolk Southern Corp.          5,850    311,337     (Cost $38,790,232)                                38,762,850
  Thomas & Betts Corp.*           2,600    133,380
  United Parcel Service, Inc.     4,600    378,718   OTHER ASSETS LESS LIABILITIES - (12.9%)             (4,442,803)
  United Technologies Corp.       5,050    320,271                                                      ------------
                                                     TOTAL NET ASSETS - 100.0%                          $34,320,047
                                                                                                        ============





* Securities are non-income producing
^ A portion of these securities are on loan. At June 30, 2006, the total market value of the fund's securities on loan is $3,654,855 and the total market value of the collateral held by fund is $3,750,400.
ADR - American Depository Receipts


See Notes To Financial Statements
                                                           -33-



ADVANCE CAPITAL I, INC.
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2006
------------------------------------------------


                                                   EQUITY           BALANCED        RETIREMENT     CORNERSTONE
                                                   GROWTH FUND       FUND           INCOME FUND    STOCK FUND
------------------------------------------------   --------------   -------------   ------------   ------------
ASSETS
  Investments in securities at value............   $  291,448,214   $ 438,981,967   $396,733,732   $ 38,762,850
   (Cost $247,414,142; $397,849,670;
   $402,216,888; $38,790,232, respectively)
  Cash..........................................           70,410         112,340              0              0
  Receivables
   Dividends and interest.......................           85,631       2,249,681      6,252,717         18,229
   Securities sold..............................          363,212         372,767      4,280,208              0
   Capital shares receivable....................          148,954         223,697        263,632              0
   Securities lending income....................           23,638          15,848          5,541          2,441
  Prepaid expenses..............................            7,103           9,134          9,347          5,106
                                                   --------------    ------------    -----------    -----------

  Total assets..................................      292,147,162     441,965,434    407,545,177     38,788,626

LIABILITIES
  Payable to affiliated entities
   Transfer agent cost..........................               86               4             19             47
  Accounts payable and accrued expenses.........           10,026          17,084         18,044          2,234
  Securities purchased..........................          356,900         447,333              0        678,643
  Payable for return of collateral received.....       88,592,300      56,553,645      8,772,935      3,750,400
  Capital shares payable........................          142,468         169,201        280,937         37,255
  Distributions payable.........................                0           9,571         37,854              0
                                                    -------------    ------------    -----------    -----------

  Total liabilites..............................       89,101,780      57,196,838      9,109,789      4,468,579

  Net assets....................................   $  203,045,382   $ 384,768,596   $398,435,388   $ 34,320,047


NET ASSETS
  Paid-in capital...............................   $  146,661,388   $ 334,655,457   $417,288,303   $ 61,603,085
  Accumulated undistributed net investment
  income (loss).................................          (36,648)              0              0         60,032
  Accumulated undistributed net realized
   gain (loss) on investments...................       12,386,570       8,980,842    (13,369,759)   (27,315,688)
  Net unrealized appreciation (depreciation)
   in value of invesments.......................       44,034,072      41,132,297     (5,483,156)       (27,382)
                                                   --------------   -------------   -------------  -------------
  Net assets....................................   $  203,045,382   $ 384,768,596   $398,435,388   $ 34,320,047
                                                   ==============   =============   =============  =============

SHARES OUTSTANDING..............................        7,847,721      21,397,979     42,005,300      4,309,789
                                                   ==============   =============   =============  =============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE....................   $        25.87   $       17.98   $       9.49   $       7.96
                                                   ==============   =============   =============  =============



See Notes To Financial Statements


ADVANCE CAPITAL I, INC.
STATEMENTS OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JUNE 30, 2006
------------------------------------


                                                EQUITY           BALANCED        RETIREMENT       CORNERSTONE
                                                GROWTH FUND      FUND            INCOME FUND      STOCK FUND
INVESTMENT INCOME                               ---------------- -------------- ----------------- ---------------
  Interest                                      $       11,326   $   3,886,116   $   12,830,148   $      21,363
  Dividends                                            896,144       2,062,103                0         180,248
  Securities lending income, net                        89,842          57,505           31,299           8,023
                                                ---------------- -------------- ----------------- ---------------
  Total investment income                              997,312       6,005,724       12,861,447         209,634

EXPENSES
  Investment advisory fees                             711,824       1,206,255          899,989          76,574
  Distribution fees                                    256,081         480,676          500,507          47,859
  Transfer agent and shareholder
    reporting costs                                     34,857          62,034           68,192          11,143
  Custodial fees                                        10,627          13,757           12,091           8,631
  Directors fees and expenses                            7,017          12,952           13,315           1,283
  Professional fees                                      7,538          14,409           14,662           1,397
  Registration and filing fees                           3,416           3,640            2,896           2,129
  Other operating expenses                               2,600           5,146            5,556             586
                                                ---------------- -------------- ----------------- ---------------
  Total expenses                                     1,033,960       1,798,869        1,517,208         149,602
                                                ---------------- -------------- ----------------- ---------------
NET INVESTMENT INCOME (LOSS)                           (36,648)      4,206,855       11,344,239          60,032

REALIZED GAIN  ON INVESTMENTS
  Proceeds from securities sold                     41,808,299      71,050,877      121,984,429      32,023,279
  Cost of securities sold                          (29,535,668)    (62,042,710)    (126,789,135)    (30,480,417)
                                                ---------------- -------------- ----------------- ---------------
  Net realized gain (loss) on investments           12,272,631       9,008,167       (4,804,706)      1,542,862

UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Appreciation, Beginning of year                   52,912,402      48,848,720        5,008,544       3,088,512
  Appreciation (Depreciation), End of period        44,034,072      41,132,297       (5,483,156)        (27,382)
                                                ---------------- -------------- ----------------- ---------------
  Net change in unrealized loss
    on investments                                  (8,878,330)     (7,716,423)     (10,491,700)     (3,115,894)
                                                ---------------- -------------- ----------------- ---------------
NET GAIN (LOSS) ON INVESTMENTS                       3,394,301       1,291,744      (15,296,406)     (1,573,032)
                                                ---------------- -------------- ----------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $    3,357,653   $   5,498,599   $   (3,952,167)  $  (1,513,000)
                                                ================ ============== ================= ===============



See Notes To Financial Statements


ADVANCE CAPITAL I, INC.
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------


                                                               EQUITY GROWTH FUND            BALANCED FUND
                                                               ----------------------------- ----------------------------
                                                               (Unaudited)                   (Unaudited)
                                                               Six months     Year           Six months     Year
                                                               ended          ended          ended          ended
                                                               June 30,       Dec. 31,       June 30,       Dec. 31,
                                                               2006           2005           2006           2005
                                                               -------------- -------------  -------------- -----------
INCREASE IN NET ASSETS
  Operations:
    Net investment income (loss)                               $    (36,648)  $   (695,391)  $  4,206,855   $  7,456,804
    Net realized gain on investments                             12,272,631     12,754,205      9,008,167     10,530,204
    Net change in unrealized gain (loss) on investments          (8,878,330)     5,695,346     (7,716,423)      (717,288)
                                                               -------------- -------------  -------------- -----------
    Net increase in net assets resulting from operations          3,357,653     17,754,160      5,498,599     17,269,720

  Distributions to Shareholders:
    Net investment income                                                 0              0     (4,206,855)    (7,505,533)
    Net realized gain on investments                                      0    (11,944,875)             0    (10,488,883)
                                                               --------------  ------------- --------------   -----------
    Total distributions to shareholders                                   0    (11,944,875)    (4,206,855)   (17,994,416)

  Share Transactions:
    Net proceeds from sale of shares                             12,610,718     20,728,898     26,219,941     55,842,760
    Reinvestment of distributions                                         0     11,853,364      4,151,511     17,825,204
    Cost of shares reacquired                                    (9,176,642)   (16,841,519)   (24,732,013)   (40,455,154)
                                                               --------------  ------------- --------------   -----------
    Net increase derived from share transactions                  3,434,076     15,740,743      5,639,439     33,212,810
                                                               --------------  ------------- --------------   -----------
    Net increase in net assets                                    6,791,729     21,550,028      6,931,183     32,488,114

NET ASSETS
    Beginning of year                                           196,253,653    174,703,625    377,837,413    345,349,299
                                                               --------------  ------------- --------------   -----------
    End of period                                              $203,045,382   $196,253,653   $384,768,596   $377,837,413
                                                               ============== ============== ============== =============
NUMBER OF SHARES
    Sold.                                                           474,213        831,968      1,438,997      3,123,495
    Shares issued from reinvestment of distributions                      0        463,747        227,854        992,955
    Reacquired                                                     (346,911)      (675,067)    (1,359,359)    (2,259,487)
                                                               --------------  ------------- --------------   -----------
    Net increase in shares outstanding                              127,302        620,648        307,492      1,856,963

    Outstanding:
      Beginning of year                                           7,720,419      7,099,771     21,090,487     19,233,524
                                                               --------------  ------------- --------------   -----------
      End of period                                               7,847,721      7,720,419     21,397,979     21,090,487
                                                               ==============  ============= ==============   ===========



See Notes To Financial Statements


ADVANCE CAPITAL I, INC.
STATEMENTS OF CHANGES IN NET ASSETS - Continued
------------------------------------------------------------

                                                               RETIREMENT                    CORNERSTONE
                                                               INCOME FUND                   INCOME FUND
                                                               ----------------------------- ----------------------------
                                                               (Unaudited)                   (Unaudited)
                                                               Six months     Year           Six months     Year
                                                               ended          ended          ended          ended
                                                               June 30,       Dec. 31,       June 30,       Dec. 31,
                                                               2006           2005           2006           2005
                                                               -------------- -------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income                                      $ 11,344,239   $ 21,521,416   $     60,032   $     98,542
    Net realized gain (loss) on investments                      (4,804,706)     1,628,921      1,542,862        393,672
    Net change in unrealized gain (loss) on investments         (10,491,700)   (13,952,522)    (3,115,894)       144,910
                                                               --------------  ------------- --------------   -----------
    Net increase (decrease) in net assets resulting
      from operations                                            (3,952,167)     9,197,815     (1,513,000)       637,124

  Distributions to Shareholders:
    Net investment income                                       (11,344,239)   (21,639,603)             0        (98,542)
                                                               --------------  ------------- --------------   -----------
    Total distributions to shareholders                         (11,344,239)   (21,639,603)             0        (98,542)

  Share Transactions:
    Net proceeds from sale of shares                             21,251,777     45,602,478        894,668      2,520,812
    Reinvestment of distributions                                11,121,509     21,233,411              0         97,727
    Cost of shares reacquired                                   (27,099,696)   (47,545,779)    (7,272,794)   (11,039,085)
                                                               --------------  ------------- --------------   -----------
    Net increase (decrease) derived from share transactions       5,273,590     19,290,110     (6,378,126)    (8,420,546)
                                                               --------------  ------------- --------------   -----------
    Net increase (decrease) in net assets                       (10,022,816)     6,848,322     (7,891,126)    (7,881,964)

NET ASSETS
    Beginning of year                                           408,458,204    401,609,882     42,211,173     50,093,137
                                                               -------------- -------------  -------------- ------------
    End of period                                              $398,435,388   $408,458,204   $ 34,320,047   $ 42,211,173
                                                               ============== =============  ============== ============
NUMBER OF SHARES
    Sold. . .                                                     2,194,633      4,555,859        105,435        313,671
    Shares issued from reinvestment of distributions              1,152,791      2,121,194              0         11,746
    Reacquired                                                   (2,802,075)    (4,745,677)      (866,638)    (1,373,428)
                                                               --------------  ------------- --------------   -----------
    Net increase (decrease) in shares outstanding                   545,349      1,931,376       (761,203)    (1,048,011)

    Outstanding:
      Beginning of year                                          41,459,951     39,528,575      5,070,992      6,119,003
                                                               --------------  ------------- --------------   -----------
      End of period                                              42,005,300     41,459,951      4,309,789      5,070,992
                                                               ==============  ============= ==============   ===========


See Notes To Financial Statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1.  ORGANIZATION OF THE COMPANY

        Advance Capital I, Inc. (the 'COMPANY') is a Maryland Corporation organized on March 6, 1987 that commenced operations on August 5, 1987. The COMPANY is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company
(a mutual fund) offering shares in the following portfolios: Equity Growth Fund, Balanced Fund, Retirement Income Fund and Cornerstone Stock Fund (collectively the 'Funds').

        Under the Funds' organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Note 2.  ACCOUNTING POLICIES

        The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

        The following is a summary of significant accounting policies followed by the COMPANY.

Security Valuation

        Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service. The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

Repurchase Agreements

        The Fund may engage in repurchase agreement transactions. When a fund engages in such transactions, it is policy to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. In addition, the Fund monitors the market value of the underlying collateral on a daily basis. The seller under a repurchase agreement is required to maintain the collateral held pursuant to the agreement valued at not less than the repurchase price (including accrued interest). If the seller defaults or if bankruptcy proceedings are initiated with respect to the seller, the realization or retention of the collateral may be subject to legal proceedings.

Expenses
        Most expenses of the COMPANY can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned between the Funds on the basis of average net assets.

Federal Income Taxes

        It is each Fund's policy to meet the requirements to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. Each Fund intends to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided. Capital losses are available to offset future capital gains, if any.

Dividends

        Income dividends in the Balanced Fund and Retirement Income Fund are declared daily, except on Saturdays, Sundays and holidays and are paid monthly on the last business day of the month. Income dividends in the Equity Growth Fund and Cornerstone Stock Fund, if any, are declared annually and paid on the last business day of the year. Capital gain distributions, if any, are declared annually and paid in December.

        The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Other

        Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes. Net investment losses, for which no carryover is permitted, are offset against paid in capital.

Note 3.  SECURITIES LENDING

        The Funds may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Directors. Each fund will limit its securities lending activity to 33 1/3% of its total assets. Credit Suisse, New York Branch, serves as the lending manager for the Funds pursuant to a Securities Lending Management Agreement
(the 'Lending Agreement'), for which they receive a fee. Credit Suisse's fee is computed monthly in arrears and is based on 30% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board of Directors, net of rebates paid by Credit Suisse to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the six month period ended June 30, 2006 Credit Suisse received $79,036 in total from the Funds for its services as lending manager. Under guidelines established by the Board of Directors, the Funds must maintain loan collateral with Credit Suisse at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest of debt securities. Credit Suisse may invest the collateral in the CSFB Enhanced Liquidity Fund (the 'Enhanced Fund'), a series of CSFB Securities Lending Fund, LLC. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.
By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in the Enhanced Fund. The cash collateral, or short-terminvestments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Funds or the borrower at any time.
The following Funds loaned securities and received cash collateral with the following market values as of June 30, 2006:


                                                                     Average          Income
                                                                     Weighted Loan    Received by
                               Market Values                         Outstanding      Credit Suisse
                                   of loaned       Market Value      During the       from Securities
                                  Securities       of Collarteral    Period           Lending
                               ---------------    ----------------   ---------------  ------------------
Equity Growth Fund                $86,156,587        $88,592,300        $46,675,854          $38,293
Balanced Fund (Fixed Income)        1,508,457          1,539,700          1,700,095              905
Balanced Fund (Common Stock)       53,578,942         55,013,945         31,903,971           23,574
Retirement Income Fund              8,563,396          8,772,935          7,423,063           12,853
Cornerstone Stock Fund              3,654,855          3,750,400          2,569,468            3,411



Note 4.  TRANSACTIONS WITH AFFILIATES

        Advance Capital Management, Inc. ('MANAGEMENT') (a wholly owned subsidiary of Advance Capital Group, Inc.) is the COMPANY's investment advisor. T. Rowe Price Associates, Inc. (TRPA') serves as sub-advisor for that portion of the portfolio of assets of the Equity Growth Fund and Balanced Fund which are determined by MANAGEMENT to be invested in common stocks. Advance Capital Services, Inc. ('SERVICES') (also a wholly owned subsidiary of Advance Capital Group, Inc.) is the distributor of the COMPANY's shares. Advance Capital Group, Inc. ('GROUP') is the COMPANY's Administrator, Transfer Agent and Dividend Disbursing Agent. For services provided by MANAGEMENT, the COMPANY pays a fee equal on an annual basis to ..70% of the average daily net assets for the first $200 million and .55% of the average daily net assets exceeding $200 million of the Equity Growth and Balanced Funds, .50% of the average daily net assets for the first $200 million and .40% of the average daily net assets exceeding $200 million of the Retirement Income Fund, and .40% of the average daily net assets of the Cornerstone Stock Fund. For its services, TRPA is paid a fee by MANAGEMENT equal on an annual basis to .20% of the average daily net assets of the Equity Growth Fund and that portion of the Balanced Fund invested in common stocks for the first $100 million of assets managed and .15% of the average daily net assets exceeding $100 million. GROUP provides administrative, transfer agent and dividend disbursing agent services to the COMPANY. The COMPANY will compensate SERVICES for expenses incurred in connection with the distribution of fund shares of the Equity Growth, Balanced, Retirement Income and Cornerstone Stock Funds, at .25% of each fund's average daily net assets.

        The COMPANY was charged investment advisory fees of $2,894,642 by MANAGEMENT for the six months ended June 30, 2006. The COMPANY was charged distribution fees of $1,285,123 by SERVICES for the six months ended June 30, 2006.

        Certain officers and directors of GROUP, MANAGEMENT, and SERVICES, are also officers and directors of the COMPANY. Directors fees are only paid to outside directors and consist of a $13,500 annual retainer. The Chairman of the Board is paid an additional 50% of the annual retainer due to the increased responsibilities as acting Chairman.

Note 5.  INVESTMENT PORTFOLIO TRANSACTIONS

        The cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2006 were as follows:

               Equity                        Retirement      Cornerstone
               Growth Fund   Balanced Fund   Income Fund     Stock Fund
               ------------  --------------  -------------   --------------
Purchases      $45,230,198   $68,931,900     $111,276,606    $24,938,330
Sales           41,781,481    71,013,511      121,957,657     32,023,279


        The cost of purchases and proceeds from sales of U.S. Government securities included above were as follows:

               Equity                         Retirement      Cornerstone
               Growth Fund    Balanced Fund   Income Fund     Stock Fund
               ------------   -------------   ------------    -----------
Purchases         None         $1,990,210      $1,990,210        None
Sales             None          1,936,250       3,376,875        None


	At June 30, 2006, the gross unrealized net appreciation and depreciation of securities for financial reporting purposes consisted of the following:

                     Equity                    Retirement    Cornerstone
                Growth Fund   Balanced Fund   Income Fund     Stock Fund
                -----------   -------------   -----------    -----------
Unrealized
  Appreciation  $51,211,415     $53,090,545    $4,781,971     $1,949,595
Unrealized
  Depreciation   (7,177,343)    (11,958,248)  (10,265,127)    (1,976,977)
                 -----------   -------------   -----------    -----------
Net unrealized
  App./Depr.     44,034,072      41,132,297   $(5,483,156)      $(27,382)


Note 6.  AUTHORIZED SHARES

        The company has one billion authorized shares of common stock, par value of $.001 per share. Each of the company's four portfolios has 250 million shares authorized.

Note 7.  OTHER MATTERS

        In July 2006, the Financial Accounting Standards Board ('FASB') issued FASB Interpretation No. 48, 'Accounting for Uncertainty in Income Taxes' ('Interpretation No. 48' or 'FIN No. 48'). FIN No. 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, 'Accounting for Income Taxes.' This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The accounting provisions of FIN No. 48 are effective for reporting periods beginning after December 15, 2006. The Company is currently evaluating the impact of the adoption of FIN No. 48 and its impact on the Company's financial statements.

ADDITIONAL INFORMATION (Unaudited)

RESULTS OF ANNUAL SHAREHOLDER VOTE

        An Annual Meeting of Shareholders of the COMPANY was held at the Sheraton Detroit Novi, 21111 Haggerty Road, Novi, Michigan, on August 4, 2006 for the following purposes:

        1. To elect five Directors to hold office until the next Annual Meeting of Shareholders or until their successors have been elected and qualified.

        Directors Elected at Meeting     Votes For
        ----------------------------     ----------
        Joseph A. Ahern                  39,092,753
        Robert J. Cappelli               39,140,051
        Dennis D. Johnson                38,969,410
        Janice Loichle                   39,081,612
        Thomas L. Saeli                  39,043,653

        2. To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the COMPANY for the fiscal year ending
December 31, 2006.

        Votes For:                       38,992,853
        Votes Against:                      179,685
        Votes to Abstain:                   394,540



MANAGEMENT OF THE FUND

Advance Capital I, Inc. is managed by a Board of Directors.  The
Directors are responsible for managing the company's business affairs and for exercising all the company's powers except those reserved for the shareholders. Officers and Directors of the COMPANY, their addresses, and principal occupations during the last five years, are as follows:

                                                                                      Number
                                                                                      of               Other
                         Position(s) &    Year        Principal Occupations           Portfolios       Directorships
Name and Address         Office(s)        Elected*    During past 5 Years             Overseen         Held**
--------------------------------------------------------------------------------------------------------------------
'INTERESTED'
DIRECTORS***
--------------------------------------------------------------------------------------------------------------------
Robert J. Cappelli       President,       2004        President and Treasurer,        4                None
One Towne Square         Treasurer                    Advance Capital I, Inc; Vice
Suite 444                and Director                 President & Treasurer,
Southfield, MI  48076                                 Advance Capital Services, Inc.
--------------------------------------------------------------------------------------------------------------------
'NOT-INTERESTED'
DIRECTORS
--------------------------------------------------------------------------------------------------------------------
Joseph A. Ahern          Director         1995        Attorney; President and         4                None
One Towne Square                                      Shareholder; Stark, Reagan,
Suite 444                Independent                  P.C.
Southfield, MI  48076    Chairman         2005
Age 48
--------------------------------------------------------------------------------------------------------------------
Dennis D. Johnson        Director         2000        Retired; former Chief           4                None
One Towne Square                                      Operating Officer, Belgacom
Suite 444                                             (Ameritech International);
Southfield, MI  48076                                 Management Consultant;
Age 67                                                Vice President - Human
                                                      Resources, Ameritech
                                                      Network Services
-------------------------------------------------------------------------------------------------------------------



MANAGEMENT OF THE FUND (Continued)
---------------------------------------------------------------------------------------------------------------------

                                                                                     Number
                                                                                     Of             Other
                          Positions(s) &  Year       Principal Occupations           Portfolios     Directorships
Name and Address          Office(s)       Elected*   During past 5 Years             Overseen       Held**
--------------------------------------------------------------------------------------------------------------------
Janice E. Loichle         Director        2001       Retired; former Vice            4              None
One Towne Square                                     President, Chief Integration
Suite 444                                            Officer and Chief of Local
Southfield, MI  48076                                Exchange Operations, XO
Age 58                                               Communications, Inc.
                                                     (formerly NEXTLINK
                                                     Communications); President,
                                                     NEXTLINK Solutions
                                                     (Telecommunications)
-------------------------------------------------------------------------------------------------------------------
Thomas L. Saeli           Director       2000        Chief Executive Officer,        4             Noble
One Towne Square                                     Noble International, Ltd.                     International
Suite 444                                            (since March 2006); Vice                      Ltd.
Southfield, MI  48076                                President - Corporate
Age 49                                               Development, Lear
                                                     Corporation (Automotive
                                                     Suppliers) (from prior to
                                                     2000 until March 2006)
--------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------
Christopher M. Kostiz     Vice           2003        Vice President, Advance         4             None
One Towne Square          President                  Capital I, Inc,; President,
Suite 444                                            Advance Capital
Southfield, MI  48076                                Management, Inc.; Senior
Age 38                                               Portfolio Manager, Advance
                                                     Capital Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Kathy J. Harkleroad       Vice           1996        Vice President, CCO and         4             None
One Towne Square          President,                 Secretary, Advance Capital
Suite 444                 Chief                      I, Inc. and Advance Capital
Southfield, MI  48076     Compliance                 Group, Inc.; Marketing
Age 53                    Officer and                Director, Advance Capital
                          Secretary                  Services, Inc.
--------------------------------------------------------------------------------------------------------------------




MANAGEMENT OF THE FUND (Continued)
--------------------------------------------------------------------------------------------------------------------
                                                                                     Number
                                                                                     of            Other
                          Positions(s) &  Year       Principal Occupations           Portfolios    Directorships
Name and Address          Office(s)       Elected*   During past 5 Years             Overseen      Held**
--------------------------------------------------------------------------------------------------------------------
Julie A. Katynski         Vice            2003       Vice President & Assistant      4             None
One Towne Square          President                  Secretary, Advance Capital
Suite 444                 and                        I, Inc.; Vice President -
Southfield, MI  48076     Assistant                  Finance, Advance Capital
Age 40                    Secretary                  Group, Inc.; Controller,
                                                     Advance Capital Group, Inc.
--------------------------------------------------------------------------------------------------------------------

*There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors in the year in which they reach the age of 70. **This column includes only directorships of companies required to register or file reports with the Commission under the Securities Exchange Act of 1934 (that is, 'public companies') or other investment companies registered under the 1940 Act.
***Officers of the Funds are 'interested persons' as defined in the Investment Company Act of 1940.


EXPENSE EXAMPLES:

        As a shareholder of the Advance Capital I, Inc. Funds, you incur ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Advance Capital I, Inc. Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

        The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES
---------------

        The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled 'Expenses Paid During Period' to estimate the expenses you paid on your account during the period.



                          Beginning        Ending           Expense Paid        Expense Ratio
                          Account Value    Account Value    During Period*      During Period
                          1/1/06           6/30/06          1/1/06 - 6/30/06    1/1/06 - 6/30/06
                          -------------    -------------    ----------------    ----------------
Equity Growth Fund           $1,000.00        $1,017.70              $5.00               1.00%
Balanced Fund                 1,000.00         1,014.30               4.64               0.93%
Retirement Income Fund        1,000.00           990.90               3.70               0.75%
Cornerstone Stock Fund        1,000.00           956.70               3.78               0.78%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------

        The table below provides information about the hypothetical values and hypothetical expenses based on each Advance Capital I, Inc. Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

        Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                         Beginning        Ending           Expense Paid        Expense Ratio
                         Account Value    Account Value    During Period*      During Period
                         1/1/06           6/30/06          1/1/06 - 6/30/06    1/1/06- 6/30/06
                         -------------    -------------    ----------------    ---------------
Equity Growth Fund          $1,000.00        $1,019.84              $5.01              1.00%
Balanced Fund                1,000.00         1,020.18               4.66              0.93%
Retirement Income Fund       1,000.00         1,021.08               3.76              0.75%
Cornerstone Stock Fund       1,000.00         1,020.93               3.91              0.78%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.


PROXY VOTING

        The policies and procedures that Advance Capital I, Inc. uses to determinehow to vote proxies relating to portfolio securities is available on the SEC's website at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) without charge, upon request, by calling
(800) 345-4783, and (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

        The Advance Capital I, Inc. Funds file with the SEC a complete schedule of its portfolio holdings as of the close of the first and third quarters of its fiscal year, on 'Form N-Q'. These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room). This information is also available without charge, upon request, by calling (800) 345-4783.

(This page intentionally left blank.)

(This page intentionally left blank.)

ADVANCE CAPITAL I, INC.                                 SEMI-ANNUAL REPORT
                                                             JUNE 30, 2006

INVESTMENT ADVISOR:
Advance Capital Management, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076

SUB-ADVISOR:
(Equity Growth and Balanced Funds)
T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

DISTRIBUTOR:
Advance Capital Services, Inc.
P.O. Box 3144
Southfield, Michigan 48037

ADMINISTRATOR AND TRANSFER AGENT:                       AN INVESTMENT COMPANY
Advance Capital Group, Inc.                                   WITH FOUR FUNDS
P.O. Box 3144
Southfield, Michigan 48037                                 Equity Growth Fund
                                                                Balanced Fund
CUSTODIAN:                                             Retirement Income Fund
Fifth Third Bank                                       Cornerstone Stock Fund
38 Fountain Square Plaza
Cincinnati, Ohio 45263

OFFICERS:
Robert J. Cappelli, President & Treasurer
Christopher M. Kostiz, Vice President
Kathy J. Harkleroad, Vice President, Chief
Compliance Officer & Secretary
Julie A. Katynski, Vice President
& Assistant Secretary

BOARD OF DIRECTORS:
Joseph A. Ahern
Robert J. Cappelli
Dennis D. Johnson
Janice E. Loichle
Thomas L. Saeli

Item 2.  Code of Ethics.

Not applicable for the semi-annual report.


Item 3.  Audit Committee Financial Expert.

Not applicable for the semi-annual report.


Item 4.  Principal Accountant Fees and Services.

Not applicable for the semi-annual report.


Item 5.  Audit Committee of Listed Registrant.

Not applicable for the semi-annual report.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule I - Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item I of this Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for open-end investment companies.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for open-end investment companies.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable .


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures
(as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act
(17 CFR 270.30a-3(d))) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Not Applicable.
(a)(2) Certification pursuant to Rule 30a-2(a) under the 1940 Act and
       Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(3) Not applicable.
(b)    Certification  pursuant to Rule 30a-2(b) under the 1940 Act and
       Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ADVANCE CAPITAL I, INC.

By: /S/ ROBERT J. CAPPELLI
       Robert J. Cappelli, President & Treasurer

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ ROBERT J. CAPPELLI
       Robert J. Cappelli, President & Treasurer

Date:  August 29, 2006

By: /S/ CHRISTOPHER M. KOSTIZ
       Christopher M. Kostiz, Vice President

Date:  August 29, 2006

EXHIBIT INDEX

Exhibit No.	Description

(a)(1)	Not Applicable.
(a)(2)	Certifications  pursuant to Section 302 of the
        Sarbanes-Oxley Act of 2002.
(b)     Certification  pursuant to Section 906 of the Sarbanes-Oxley
        Act of 2002.